UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

106 Annjo Court, Suite A, Forest, Virginia 24551

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

(Name and Address of Agent for Service)

David D. Basten

President

American Pension Investors Trust

106 Annjo Court, Suite A

Forest, Virginia 24551

Copy to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

Date of fiscal year end: January 31

Date of reporting period: July 31, 2022

Item 1.	Report to Shareholders.

(a)

YORKTOWN GROWTH FUND

YORKTOWN CAPITAL APPRECIATION FUND

YORKTOWN MULTI-SECTOR BOND FUND

YORKTOWN SHORT TERM BOND FUND

YORKTOWN MASTER ALLOCATION FUND

YORKTOWN SMALL CAP FUND

SEMI-ANNUAL REPORT DATED JULY 31, 2022

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this report. Any representation to the contrary is a criminal offense.

CONTENTS

Financial Statements
Schedule of Investments
Growth Fund	1-3
Capital Appreciation Fund	4-5
Multi-Sector Bond Fund	6-16
Short Term Bond Fund	17-31
Master Allocation Fund	32
Small Cap Fund	33-34
Statements of Assets and Liabilities	35-38
Statements of Operations	39-40
Statements of Changes in Net Assets	41-46
Financial Highlights
Growth Fund	47-49
Capital Appreciation Fund	50-52
Multi-Sector Bond Fund	53-56
Short Term Bond Fund	57-59
Master Allocation Fund	60-62
Small Cap Fund	63-65
Notes to the Financial Statements	66-83
Expense Examples	84-86
Liquidity Risk Management Program	87
Other Information	88
Board Approval of Investment Advisory & Sub Advisory Agreements	88-91
Privacy Notice	92-93

Yorktown Growth Fund

SCHEDULE OF INVESTMENTS

July 31, 2022
(Unaudited)

Fund Holdings (as a percentage of net assets)

Technology	28.98%
Industrials	17.39%
Health Care	13.08%
Consumer Discretionary	10.38%
Materials	9.66%
Financials	9.11%
Real Estate	3.73%
Communications	2.98%
Consumer Staples	1.66%
Energy	0.31%
Other	2.72%
100.00%

	Shares	Fair Value
COMMON STOCKS — 97.28%
Communications — 2.98%
Gray Television, Inc.	17,350	$322,190
Nexstar Media Group, Inc.	1,600	301,392
SoftBank Corp. - ADR	27,800	320,531
Take-Two Interactive Software, Inc.(a)	2,400	318,552
Tegna, Inc.	27,600	577,944
		1,840,609
Consumer Discretionary — 10.38%
D.R. Horton, Inc.	3,600	280,908
Etsy, Inc.(a)	2,300	238,556
Evolution AB - ADR	2,400	232,680
Evolution AB	2,600	250,408
Hermes International - ADR	3,800	522,234
LCI Industries	4,800	648,432
Li Ning Co. Ltd.	58,700	475,586
Lithia Motors, Inc., Class A	1,050	278,544
LKQ Corp.	11,350	622,434
Moncler SpA	7,700	382,798
Open House Co. Ltd.	9,100	395,121
Pool Corp.	1,100	393,470
PulteGroup, Inc.	9,100	396,942
Scotts Miracle-Gro Co. (The)	2,150	191,242
Tractor Supply Co.	2,800	536,144
Vista Outdoor, Inc.(a)	11,300	340,130
Zhongsheng Group Holdings Ltd.	40,300	230,251
		6,415,880
Consumer Staples — 1.66%
Five Below, Inc.(a)	2,400	304,968
ITOCHU Corp. - ADR	7,900	459,780
Keurig Dr Pepper, Inc.	6,700	259,558
		1,024,306
Energy — 0.31%
OMV AG - ADR	4,500	190,957

Financials — 9.11%
Arthur J. Gallagher & Co.	2,800	501,172
Brown & Brown, Inc.	3,500	227,850
Carlyle Group, Inc. (The)	7,500	291,825
Charles Schwab Corp. (The)	3,100	214,055
Credit Acceptance Corp.(a)	1,400	806,274
Deutsche Boerse AG - ADR	14,100	245,269
Interactive Brokers Group, Inc., Class A	7,250	425,502
Intercontinental Exchange, Inc.	1,900	193,781
KKR & Co., Inc.	9,700	537,962
LPL Financial Holdings, Inc.	3,400	713,728
Marsh & McLennan Cos., Inc.	1,400	229,544
Raymond James Financial, Inc.	6,450	635,132
Tradeweb Markets, Inc., Class A	4,850	342,022
XP, Inc., Class A(a)	12,800	270,080
		5,634,196

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Health Care — 13.08%
Abiomed, Inc.(a)	1,550	$454,165
Bio-Techne Corp.	1,200	462,336
Catalent, Inc.(a)	3,950	446,745
Charles River Laboratories International, Inc.(a)	1,800	450,972
Chemed Corp.	1,100	529,199
Cooper Cos., Inc. (The)	1,240	405,480
Danaher Corp.	850	247,749
Encompass Health Corp.	4,600	232,852
Enhabit, Inc.(a)	2,300	40,273
Genmab A/S - ADR(a)	10,100	359,762
Globus Medical, Inc., Class A(a)	6,400	375,616
Hologic, Inc.(a)	3,100	221,278
ICON PLC(a)	2,450	591,063
Insulet Corp.(a)	2,150	532,770
LHC Group, Inc.(a)	2,100	342,426
Lifco AB, Class B	22,900	442,952
Lonza Group AG - ADR	8,400	507,024
PerkinElmer, Inc.	3,250	497,803
Repligen Corp.(a)	2,150	458,724
Sonova Holding AG - ADR	6,780	486,872
		8,086,061
Industrials — 17.39%
ASSA ABLOY AB - ADR	27,300	321,048
C.H. Robinson Worldwide, Inc.	2,400	265,680
Cognex Corp.	5,100	259,998
Danaos Corp.	4,600	336,398
Expeditors International of Washington, Inc.	2,600	276,250
Fluidra SA	9,800	181,886
Franklin Electric Co., Inc.	6,000	544,920
Fujitec Co. Ltd. - ADR	22,700	484,232
Generac Holdings, Inc.(a)	1,500	402,450
Graco, Inc.	4,600	308,936
HEICO Corp.	3,200	504,672
IDEX Corp.	2,200	459,250
Ingersoll Rand, Inc.	9,700	483,060
Investment AB Latour	24,350	603,310
J.B. Hunt Transport Services, Inc.	1,500	274,905
Landstar System, Inc.	2,250	352,305
NIBE Industrier AB	28,800	288,602
Old Dominion Freight Line, Inc.	900	273,159
Prysmian SpA	14,400	455,240
Rollins, Inc.	7,300	281,561
Saia, Inc.(a)	3,000	713,550
Techtronic Industries Co. Ltd. - ADR	3,500	194,355
Teledyne Technologies, Inc.(a)	900	352,260
Toro Co. (The)	3,200	275,168
Trimble, Inc.(a)	8,000	555,440
UniFirst Corp.	1,900	372,191
Wabtec Corp.	2,800	261,716
Xylem, Inc.	4,350	400,330
ZIM Integrated Shipping Services Ltd.	5,400	269,028
		10,751,900
Materials — 9.66%
Ball Corp.	4,100	301,022
Berry Plastics Group, Inc.(a)	7,950	458,318
CCL Industries, Inc., Class B	8,000	401,899
Commercial Metals Co.	8,700	344,694
Crown Holdings, Inc.	4,800	488,064
Givaudan SA - ADR	6,000	418,560
Kingspan Group PLC - ADR	4,650	302,669
Nucor Corp.	1,650	224,070
Nutrien Ltd.	6,300	539,658
Rio Tinto PLC - ADR	3,100	189,193
Sibanye Stillwater Ltd. - ADR	23,000	228,620
Symrise AG - ADR	15,300	444,465
Tokai Carbon Co. Ltd.	24,600	196,838
Trex Co., Inc.(a)	5,000	322,600
UFP Industries, Inc.	6,300	580,923
Vulcan Materials Co.	3,200	529,056
		5,970,649
Real Estate — 3.73%
Aedifica SA	2,550	264,116
Alexandria Real Estate Equities, Inc.	2,850	472,473
CBRE Group, Inc., Class A(a)	6,700	573,654
FirstService Corp.	2,300	307,832
Life Storage, Inc.	1,700	214,013

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
STORE Capital Corp.	16,300	$473,026
		2,305,114
Technology — 28.98%
Adobe, Inc.(a)	550	225,566
Advantest Corp.	5,800	341,435
CDW Corp.	2,200	399,366
Ciena Corp.(a)	9,300	479,880
Concentrix Corp.	2,700	361,152
CyberArk Software Ltd.(a)	3,100	403,403
Descartes Systems Group, Inc. (The)(a)	8,200	566,128
Entegris, Inc.	6,752	742,023
EPAM Systems, Inc.(a)	1,300	454,025
ExlService Holdings, Inc.(a)	5,500	926,034
FactSet Research Systems, Inc.	1,600	687,488
Fortinet, Inc.(a)	11,500	685,975
Garmin Ltd.	2,200	214,764
Gartner, Inc.(a)	2,600	690,248
Genpact Ltd.	11,200	538,496
Globant S.A.(a)	2,300	458,252
KLA Corp.	1,500	575,310
Lasertec Corp.	2,100	304,490
Logitech International S.A.	7,500	425,325
MAXIMUS, Inc.	5,300	354,305
Monolithic Power Systems, Inc.	1,300	604,136
Nintendo Co. Ltd. - ADR	9,700	543,200
Paycom Software, Inc.(a)	1,550	512,259
Paylocity Holdings Corp.(a)	2,550	525,122
Qualys, Inc.(a)	4,700	574,904
Skyworks Solutions, Inc.	2,100	228,648
Soitec S.A.(a)	1,900	301,885
SPS Commerce, Inc.(a)	6,300	754,488
SS&C Technologies Holdings, Inc.	5,100	301,767
STMicroelectronics NV - ADR	6,600	250,404
SYNNEX Corp.	4,000	401,680
Teleperformance - ADR	2,750	459,855
Teradyne, Inc.	2,300	232,047
Tokyo Electron Ltd. - ADR	4,400	378,840
Tyler Technologies, Inc.(a)	1,650	658,350
United Microelectronics Corp. - ADR(a)	29,100	198,462
Universal Display Corp.	2,300	265,558
Veeva Systems, Inc., Class A(a)	1,250	279,475
WNS Holdings Ltd. - ADR(a)	7,000	606,970
		17,911,715
Total Common Stocks
(Cost $44,781,759)		60,131,387

Total Investments — 97.28%
(Cost $44,781,759)		60,131,387
Other Assets in Excess of Liabilities — 2.72%		1,678,904
Net Assets — 100.00%		$61,810,291

(a)	Non-income producing security.

ADR — American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Yorktown Capital Appreciation Fund

SCHEDULE OF INVESTMENTS

July 31, 2022
(Unaudited)

Fund Holdings (as a percentage of net assets)

Technology	27.99%
Communications	15.14%
Consumer Discretionary	12.70%
Health Care	11.43%
Financials	9.35%
Industrials	7.61%
Energy	3.42%
Consumer Staples	2.13%
Materials	0.64%
Other	9.59%
100.00%

	Shares	Fair Value
COMMON STOCKS — 90.41%
Communications — 15.14%
Airbnb, Inc., Class A(a)	1,632	$181,119
Alphabet, Inc., Class A(a)	1,700	197,744
DoorDash, Inc., Class A(a)	2,040	142,290
Endeavor Group Holdings, Inc., Class A(a)	7,000	159,530
Nextdoor Holdings, Inc., Class A(a)	37,750	126,463
Opendoor Technologies, Inc.(a)	26,540	130,311
Roblox Corp., Class A(a)	6,780	291,065
Roku, Inc.(a)	1,852	121,343
Sea Ltd., Class A - ADR(a)	2,180	166,378
Shopify, Inc., Class A(a)	4,350	151,511
Snap, Inc., Class A(a)	11,255	111,199
Spotify Technology S.A.(a)	1,630	184,223
Trade Desk, Inc. (The), Class A(a)	3,580	161,100
Uber Technologies, Inc.(a)	7,080	166,026
Z Holdings Corp. - ADR	21,600	151,286
		2,441,588
Consumer Discretionary — 12.70%
Amazon.com, Inc.(a)	1,500	202,425
Carvana Co.(a)	6,890	200,843
Chewy, Inc.(a)	3,650	141,656
Coupang, Inc., Class A(a)	8,410	145,409
Coursera, Inc.(a)	10,100	140,289
DraftKings, Inc., Class A(a)	11,560	158,719
Etsy, Inc.(a)	1,566	162,426
JD.com, Inc. - ADR(a)	2,400	142,800
MercadoLibre, Inc.(a)	204	165,997
Pool Corp.	535	191,370
Tesla, Inc.(a)	240	213,948
Wayfair, Inc., Class A(a)	3,375	181,946
		2,047,828
Consumer Staples — 2.13%
Archer-Daniels-Midland Co.	2,030	168,023
Costco Wholesale Corp.	325	175,923
		343,946
Energy — 3.42%
ConocoPhillips	1,590	154,914
Coterra Energy, Inc.	5,275	161,362
SolarEdge Technologies, Inc.(a)	655	235,885
		552,161
Financials — 9.35%
Blackstone Group LP (The)	2,315	236,292
CME Group, Inc.	990	197,485
Intercontinental Exchange, Inc.	2,100	214,179
KKR & Co., Inc.	3,160	175,254
Nasdaq, Inc.	1,395	252,356
Robinhood Markets, Inc., Class A(a)	17,900	161,995
Silvergate Capital Corp., Class A(a)	2,898	270,354
		1,507,915
Health Care — 11.43%
Align Technology, Inc.(a)	445	125,032
Beam Therapeutics, Inc.(a)	2,325	146,429

YORKTOWN CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
CRISPR Therapeutics AG(a)	1,890	$141,750
Exact Sciences Corp.(a)	6,360	286,836
GoodRx Holdings, Inc., Class A(a)	22,200	138,306
Intellia Therapeutics, Inc.(a)	2,620	169,671
Intuitive Surgical, Inc.(a)	900	207,153
Pfizer, Inc.	3,240	163,652
Royalty Pharma PLC, Class A	5,370	233,541
Teladoc Health, Inc.(a)	6,300	232,155
		1,844,525
Industrials — 7.61%
AeroVironment, Inc.(a)	1,994	172,760
Archer Aviation, Inc., Class A(a)	49,070	198,243
Elbit Systems Ltd.	1,030	238,682
Kratos Defense & Security Solutions, Inc.(a)	13,064	187,991
Teledyne Technologies, Inc.(a)	567	221,924
Trimble, Inc.(a)	3,000	208,290
		1,227,890
Materials — 0.64%
Newmont Corp.	2,290	103,691

Technology — 27.99%
Adyen NV - ADR(a)	10,975	197,769
Bill.com Holdings, Inc.(a)	1,340	181,007
Block, Inc., Class A(a)	2,011	152,957
CrowdStrike Holdings, Inc., Class A(a)	1,160	212,976
Datadog, Inc., Class A(a)	1,630	166,276
DocuSign, Inc.(a)	2,330	149,073
Global-e Online Ltd.(a)	6,530	148,623
Intuit, Inc.	439	200,259
Marvell Technology, Inc.	2,910	162,029
Materialise NV - ADR(a)	10,650	149,526
Nano Dimension Ltd. - ADR(a)	57,800	190,162
NVIDIA Corp.	1,065	193,436
PagerDuty, Inc.(a)	6,650	172,434
PayPal Holdings, Inc.(a)	2,220	192,097
Signify Health, Inc., Class A(a)	11,400	195,054
Snowflake, Inc., Class A(a)	1,120	167,899
StoneCo Ltd., Class A(a)	15,700	150,406
Synopsys, Inc.(a)	720	264,600
Teradyne, Inc.	1,854	187,050
Twilio, Inc., Class A(a)	1,550	131,440
UiPath, Inc., Class A(a)	7,560	138,575
Unity Software, Inc.(a)	3,980	148,812
Veeva Systems, Inc., Class A(a)	760	169,921
Workday, Inc., Class A(a)	900	139,590
Zoom Video Communications, Inc., Class A(a)	1,890	196,295
ZoomInfo Technologies, Inc.(a)	4,120	156,107
		4,514,373
Total Common Stocks
(Cost $16,663,440)		14,583,917

Total Investments — 90.41%
(Cost $16,663,440)		14,583,917
Other Assets in Excess of Liabilities — 9.59%		1,546,889
Net Assets — 100.00%		$16,130,806

(a)	Non-income producing security.

ADR — American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Yorktown Multi-Sector Bond Fund

SCHEDULE OF INVESTMENTS

July 31, 2022
(Unaudited)

Fund Holdings (as a percentage of net assets)

Corporate Bonds and Notes	65.99%
Asset Backed Securities	22.59%
Collateralized Loan Obligations	6.22%
U.S. Government & Agencies	3.78%
Foreign Bonds	0.26%
Other	1.16%
100.00%

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 65.99%
Communications — 4.53%
CCO Holdings LLC, 5.00%, 2/1/2028 (a)	$1,000,000	$966,830
CCO Holdings LLC, 4.25%, 2/1/2031 (a)	1,000,000	868,975
CCO Holdings LLC, 4.50%, 6/1/2033 (a)	1,000,000	847,455
DIRECTV Holdings LLC, 5.88%, 8/15/2027 (a)	750,000	700,016
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	250,000	254,060
Lamar Media Corp., 3.63%, 1/15/2031	500,000	440,640
Level 3 Financing, Inc., 4.25%, 7/1/2028 (a)	2,000,000	1,749,873
Liberty Interactive LLC, 8.50%, 7/15/2029	1,000,000	675,080
Liberty Interactive LLC, 8.25%, 2/1/2030	2,000,000	1,285,160
Magallanes, Inc., 5.14%, 3/15/2052 (a)	1,000,000	881,920
Prosus NV, MTN, 3.06%, 7/13/2031 (a)	500,000	391,193
Scripps Escrow II, Inc., 3.88%, 1/15/2029 (a)	500,000	449,282
United States Cellular Corp., 6.70%, 12/15/2033	2,540,000	2,527,960
Univision Communications, Inc., 6.63%, 6/1/2027 (a)	500,000	501,938
Univision Communications, Inc., 4.50%, 5/1/2029 (a)	1,000,000	905,620
Verizon Communications, Inc., 2.85%, 9/3/2041	1,000,000	787,052
VMED OC UK Financing PLC, 4.75%, 7/15/2031 (a)	1,000,000	906,180
		15,139,234
Consumer Discretionary — 4.35%
Carnival Corp., 7.20%, 10/1/2023	1,000,000	989,337
Carnival Corp., 4.00%, 8/1/2028 (a)	1,000,000	874,280
Carnival Corp., 6.00%, 5/1/2029 (a)	1,000,000	772,420
Ford Motor Co., 3.25%, 2/12/2032	500,000	418,245
Ford Motor Credit Co., LLC, 3.38%, 11/13/2025	1,000,000	955,450
Ford Motor Credit Co., LLC, 2.90%, 2/10/2029	2,000,000	1,683,930
L Brands, Inc., 6.88%, 11/1/2035	2,000,000	1,838,080
LGI Homes, Inc., 4.00%, 7/15/2029 (a)	500,000	412,517
Marriott International, Inc., 2.75%, 10/15/2033	500,000	409,950
Marriott Ownership Resorts, Inc., 4.50%, 6/15/2029 (a)	1,000,000	869,805
QVC, Inc., 4.75%, 2/15/2027	2,000,000	1,688,510
Rent-A-Center, Inc., 6.38%, 2/15/2029 (a)	500,000	397,834
Royal Caribbean Cruises Ltd., 4.25%, 7/1/2026 (a)	500,000	393,738
Stellantis NV, 5.25%, 4/15/2023	200,000	201,016
Tenneco, Inc., 5.13%, 4/15/2029 (a)	500,000	492,565

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Wolverine World Wide, Inc., 4.00%, 8/15/2029 (a)	$1,000,000	$872,580
WW International, Inc., 4.50%, 4/15/2029 (a)	500,000	366,233
Yum! Brands, Inc., 3.63%, 3/15/2031	1,000,000	906,250
		14,542,740
Consumer Staples — 5.05%
Anheuser-Busch Cos., LLC, 4.70%, 2/1/2036 (a)	100,000	102,958
Central Garden & Pet Co., 4.13%, 4/30/2031 (a)	500,000	431,115
Constellation Brands, Inc., 2.25%, 8/1/2031	500,000	428,513
Constellation Brands, Inc., 4.50%, 5/9/2047	500,000	466,808
Coty, Inc., 5.00%, 4/15/2026 (a)	1,000,000	983,260
JBS Finance Luxembourg SaRL, 3.63%, 1/15/2032 (a)	500,000	417,647
JBS USA LUX SA, 5.50%, 1/15/2030 (a)	1,000,000	973,712
JBS USA LUX SA, 3.75%, 12/1/2031 (a)	250,000	210,874
Kraft Heinz Foods Co., 6.50%, 2/9/2040	411,000	454,504
Kraft Heinz Foods Co., 5.00%, 6/4/2042	500,000	485,433
Kraft Heinz Foods Co., 5.00%, 6/4/2042 (a)	300,000	291,260
Kraft Heinz Foods Co., 4.38%, 6/1/2046	1,000,000	880,649
Kraft Heinz Foods Co., 4.88%, 10/1/2049	1,000,000	937,433
Land O’ Lakes, Inc., 7.25%, Perpetual (a)	3,500,000	3,427,007
Land O’ Lakes, Inc., 8.00%, Perpetual (a)	2,000,000	2,016,600
Molson Coors Beverage Co., 4.20%, 7/15/2046	1,000,000	879,410
Natura Cosmeticos SA, 4.13%, 5/3/2028 (a)	500,000	424,395
New Albertsons LP, 7.75%, 6/15/2026	500,000	514,870
Performance Food Group, Inc., 4.25%, 8/1/2029 (a)	500,000	445,000
Pilgrim’s Pride Corp., 4.25%, 4/15/2031 (a)	1,000,000	898,460
Turning Point Brands, Inc., 5.63%, 2/15/2026 (a)	850,000	754,961
Vector Group Ltd., 5.75%, 2/1/2029 (a)	500,000	455,163
		16,880,032
Financials — 32.13%
AgTexas Farm Credit Services, 5.75%, Perpetual (a),(b)	1,000,000	995,000
American AgCredit Corp., 5.25%, Perpetual (a),(b)	1,000,000	918,750
Assurant, Inc., 7.00%, 3/27/2048	1,000,000	1,005,762
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/2066 (a)	2,000,000	1,940,951
Assured Guaranty US Holdings, Inc., 4.21%, 12/15/2066 (3MO LIBOR + 238.0bps)(b)	2,000,000	1,506,720
Athene Holding Ltd., 6.15%, 4/3/2030	2,000,000	2,075,604
BAC Capital Trust XIII, 4.00%, 6/15/2070 (3MO LIBOR +40.0bps)(b)	282,000	212,635
BAC Capital Trust XIV, 4.00%, 6/15/2070 (3MO LIBOR + 40.0bps)(b)	2,000,000	1,508,046
Banco Bilbao Vizcaya Argentaria S.A., 6.13%, 2/16/2049 (USSW5 + 387.0bps)(b)	1,000,000	878,229
Banco Bilbao Vizcaya Argentaria S.A., Series 9, 6.50%, 3/25/2167 (H15T5Y + 519.2bps)(b)	3,900,000	3,748,214
Bank of America Corp., 4.38%, 4/27/2170 (b)	2,000,000	1,820,000

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Bank of Nova Scotia (The), 4.90%, 6/4/2165 (H15T5Y + 455.1bps)(b)	$1,000,000	$976,250
Barclays PLC, 4.84%, 5/9/2028	2,000,000	1,943,778
Barclays PLC, 5.09%, 6/20/2030 (3MO LIBOR + 305.4bps)(b)	1,500,000	1,430,545
Barclays PLC, 7.75%, 9/15/2168 (USSW5 + 484.2bps)(b)	1,000,000	1,009,893
BBVA Bancomer S.A., 5.13%, Perpetual (H15T5Y + 265.0bps)(b)	3,000,000	2,602,110
BNP Paribas SA, 6.63%, Perpetual (USSW5 + 414.9bps)(a),(b)	4,000,000	4,028,428
Brighthouse Financial, Inc., 4.70%, 6/22/2047	2,642,000	2,156,936
Citigroup, Inc., 4.70%, Perpetual (SOFR + 323.4bps)(b)	1,000,000	877,500
Citizens Financial Group, Inc., Series C, 6.38%, Perpetual (3MO LIBOR + 315.7bps)(b)	2,000,000	1,807,630
Commerzbank AG, 7.00%, Perpetual (USISDA05 + 522.8bps)(b)	2,000,000	1,895,820
Cowen, Inc., 7.25%, 5/6/2024 (a)	4,000,000	4,065,238
Credit Suisse Group AG, 2.59%, 9/11/2025 (SOFR + 156.0bps)(a),(b)	1,000,000	938,472
Credit Suisse Group AG, 5.10%, Perpetual (H15T5Y + 329.3bps)(a),(b)	1,000,000	757,780
Credit Suisse Group AG, 7.25%, Perpetual (USSW5 + 433.2bps)(a),(b)	3,000,000	2,658,450
Discover Financial Services, Series C, 5.50%, Perpetual (3MO LIBOR + 307.6bps)(b)	1,334,000	1,141,293
Enstar Finance LLC, 5.50%, 1/15/2042 (b)	500,000	430,305
Enstar Group Ltd., 4.95%, 6/1/2029	2,000,000	1,935,870
FedNat Holding Co., 7.75%, 3/15/2029	2,400,000	2,208,000
Fifth Third Bancorp, 5.10%, Perpetual (3MO LIBOR + 303.3bps)(b)	1,000,000	879,022
Fifth Third Bancorp, Series J, 5.38%, Perpetual (3MO LIBOR + 312.9bps)(b)	4,000,000	3,576,362
GATX Corp., Class B, 4.00%, 6/30/2030	2,000,000	1,909,661
Global Atlantic Financial Co., 4.70%, 10/15/2051 (a),(b)	1,000,000	829,740
Goldman Sachs Group, Inc. (The), Series P, 5.00%, 11/10/2069 (3MO LIBOR + 287.4bps)(b)	4,000,000	3,635,174
Icahn Enterprises LP, Class B, 4.38%, 2/1/2029	250,000	225,340
ILFC E-Capital Trust I, 3.70%, 12/21/2065 (USD CMT 30YR + 155.0bps)(a),(b)	2,250,000	1,695,177
ILFC E-Capital Trust I, 4.85%, 12/21/2065 (USD CMT 30YR + 155.0bps)(b)	590,000	444,513
ILFC E-Capital Trust II, 5.10%, 12/21/2065 (H15T30Y + 180.0bps)(a),(b)	1,000,000	747,500
ING Groep NV, 4.25%, Perpetual (H15T5Y + 286.2bps)(b)	1,000,000	741,317
ING Groep NV, 5.75%, Perpetual (H15T5Y + 432.2bps)(b)	1,000,000	956,310
Intesa Sanpaolo SpA, 5.71%, 1/15/2026 (a)	3,000,000	2,905,214
Investar Holding Corp., 5.13%, 12/30/2029 (a),(b)	1,000,000	988,803

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
JPMorgan Chase & Co., Series HH, 4.60%, Perpetual (SOFR+ 312.5bps)(b)	$1,000,000	$889,094
JPMorgan Chase & Co., Series V, 5.60%, Perpetual (3MO LIBOR + 332.0bps) (b)	3,000,000	2,987,550
Liberty Mutual Group, Inc., 3.95%, 5/15/2060 (a)	500,000	368,645
Liberty Mutual Group, Inc., 4.30%, 2/1/2061 (a)	1,000,000	703,366
Lloyds Banking Group PLC, 7.50%, Perpetual (USSW5 + 476.0bps)(b)	3,000,000	3,034,705
Lloyds Banking Group PLC, 7.50%, Perpetual (USSW5 + 449.6bps)(b)	2,000,000	2,030,000
Macquarie Bank Ltd., 3.62%, 6/3/2030 (a)	1,000,000	894,693
Massachusetts Mutual Life Insurance Co., 3.38%, 4/15/2050 (a)	1,000,000	785,333
Nationwide Mutual Insurance Co., 4.35%, 4/30/2050 (a)	1,000,000	870,010
Nordea Bank Abp, 3.75%, Perpetual (a),(b)	1,000,000	774,804
Ohio National Financial Services, Inc., 5.80%, 1/24/2030 (a)	3,000,000	2,944,050
OneMain Finance Corp., 5.38%, 11/15/2029	2,000,000	1,704,682
Oppenheimer Holdings, Inc., 5.50%, 10/1/2025	500,000	502,189
Pacific LifeCorp, 3.35%, 9/15/2050 (a)	500,000	392,528
PartnerRe Finance II, Inc., 3.91%, 12/1/2066 (3MO LIBOR + 232.5bps)(b)	500,000	453,499
Radian Group, Inc., 6.63%, 3/15/2025	2,250,000	2,296,597
SBL Holdings, Inc., 5.13%, 11/13/2026 (a)	2,000,000	1,951,191
SBL Holdings, Inc., 6.50%, Perpetual (H15T5Y + 562.0bps)(a),(b)	1,393,000	1,023,855
SBL Holdings, Inc., 7.00%, Perpetual (H15T5Y + 558.0bps)(a),(b)	1,000,000	821,085
Standard Chartered PLC, 4.30%, Perpetual (a),(b)	2,000,000	1,538,890
Standard Life Aberdeen PLC, 4.25%, 6/30/2028	1,550,000	1,439,950
SVB Financial Group, Series E, 4.70%, 11/15/2049 (H15T10Y + 306.40bps)(b)	1,000,000	802,880
Truist Financial Corp., Series M, 5.13%, Perpetual (3MO LIBOR + 278.6bps)(b)	2,000,000	1,741,081
UniCredit SpA, 5.86%, 6/19/2032 (USISDA05 + 370.3bps)(a)	2,000,000	1,790,726
UniCredit SpA, 5.46%, 6/30/2035 (H15T5Y + 475.0bps)(a)	500,000	410,920
Unifin Financiera SAB de CV Sociedad Financiera de Objeto Multiple, Entidad No Regulada, 8.38%, 1/27/2028 (a)	1,000,000	513,206
Voya Financial, Inc., 5.65%, 5/15/2053 (3MO LIBOR + 358.0bps)(b)	2,000,000	1,912,580
WT Holdings, Inc., 7.00%, 4/30/2023	1,000,000	991,273
WT Holdings, Inc., 5.50%, 4/30/2028 (a)	1,000,000	835,000
Zions Bancorp, 5.80%, Perpetual (3MO LIBOR + 380.0bps)(b)	1,000,000	962,111
		107,374,835
Health Care — 1.18%
Jazz Securities DAC, 4.38%, 1/15/2029 (a)	500,000	482,540
Organon Finance 1 LLC, 4.13%, 4/30/2028 (a)	1,000,000	946,855

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Perrigo Co. PLC, 5.30%, 11/15/2043	$1,000,000	$841,939
Perrigo Finance Unlimited Co., 4.40%, 6/15/2030	1,000,000	919,905
Viatris, Inc., 3.85%, 6/22/2040	1,000,000	731,267
		3,922,506
Industrials — 8.63%
ADT Security Corp. (The), 4.13%, 8/1/2029 (a)	1,000,000	902,270
ADT Security Corp. (The), 4.88%, 7/15/2032 (a)	3,500,000	3,105,183
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	1,189,196	1,111,664
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	1,127,743	1,106,824
American Airlines Pass Through Trust, Series 2021-1, Class B, 3.95%, 7/11/2030	1,000,000	827,175
American Airlines, Inc. Pass Through Trust, Series 2015-1, Class B, 3.70%, 5/1/2023	867,019	836,837
Burlington Northern Santa Fe LLC, 4.45%, 1/15/2053	1,000,000	1,022,859
Canadian Pacific Railway Co., Class B, 2.45%, 12/2/2031	1,000,000	899,525
CSX Corp., 5.50%, 4/15/2041	1,000,000	1,100,939
Dycom Industries, Inc., 4.50%, 4/15/2029 (a)	1,000,000	918,655
General Electric Co., 4.10%, Perpetual (b)	600,000	464,100
General Electric Co., Series D, 5.16%, Perpetual (3MO LIBOR + 333.0bps)(b)	500,000	468,125
Norfolk Southern Corp., 4.55%, 6/1/2053	1,000,000	995,646
Prime Security Services Borrower LLC, Class B, 5.75%, 4/15/2026 (a)	2,000,000	2,035,730
Seaspan Corp., 6.50%, 4/26/2026	2,000,000	1,930,000
Seaspan Corp., 5.50%, 8/1/2029 (a)	1,000,000	785,120
Stena International SA, 5.75%, 3/1/2024 (a)	3,730,000	3,569,802
Triton Container International Ltd., 3.25%, 3/15/2032	500,000	407,215
Union Pacific Corp., 3.20%, 5/20/2041	1,000,000	864,272
Union Pacific Corp., 2.95%, 3/10/2052	1,000,000	778,017
Union Pacific Corp., 3.50%, 2/14/2053	500,000	432,257
United Airlines Pass Through Trust, Series 2016-2B, Class B, 3.65%, 10/7/2025	614,583	553,457
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%, 1/15/2026	796,000	769,334
United Airlines Pass Through Trust, Series 2016-2, Class A, 3.10%, 4/7/2030	762,121	651,481
United Airlines, Inc., 4.38%, 4/15/2026 (a)	50,000	48,073
US Airways Pass Through Trust, Series 2011-1, Class A, 7.13%, 10/22/2023	347,085	349,022
US Airways Pass Through Trust, Series 2012-2, Class A, 4.63%, 6/3/2025	1,587,112	1,463,382
ZipRecruiter, Inc., 5.00%, 1/15/2030 (a)	500,000	447,352
		28,844,316
Materials — 2.98%
Alcoa Nederland Holding BV, 5.50%, 12/15/2027 (a)	1,000,000	988,938
Ball Corp., 2.88%, 8/15/2030	1,000,000	862,653

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Bemis Co., Inc., 2.63%, 6/19/2030	$500,000	$425,543
Berry Global, Inc., 5.63%, 7/15/2027 (a)	1,000,000	1,010,820
Canpack SA, 3.88%, 11/15/2029 (a)	500,000	412,980
Coeur Mining, Inc., 5.13%, 2/15/2029 (a)	1,000,000	673,680
Commercial Metals Co., 3.88%, 2/15/2031	500,000	416,132
Domtar Corp., 6.25%, 9/1/2042	1,000,000	605,540
Freeport-McMoRan, Inc., 5.25%, 9/1/2029	1,000,000	983,525
Glencore Funding LLC, 2.63%, 9/23/2031 (a)	500,000	411,133
Mosaic Co. (The), 5.45%, 11/15/2033	1,000,000	1,059,425
Reynolds Group Issuer, Inc., 4.00%, 10/15/2027 (a)	1,000,000	882,410
Unigel Luxembourg SA, 8.75%, 10/1/2026 (a)	1,000,000	1,012,200
WRKCo, Inc., 3.00%, 6/15/2033	250,000	219,543
		9,964,522
Real Estate — 0.61%
Iron Mountain, Inc., 4.88%, 9/15/2029 (a)	1,000,000	920,371
Iron Mountain, Inc., 5.25%, 7/15/2030 (a)	1,000,000	937,190
SBA Communications Corp., 3.88%, 2/15/2027 (a)	200,000	191,060
		2,048,621
Technology — 3.36%
Broadcom, Inc., 4.15%, 11/15/2030	1,000,000	949,768
Broadcom, Inc., 4.15%, 11/15/2030	500,000	474,884
Broadcom, Inc., 2.60%, 2/15/2033 (a)	1,000,000	809,481
Broadcom, Inc., 3.50%, 2/15/2041 (a)	1,000,000	797,430
HP, Inc., 6.00%, 9/15/2041	2,538,000	2,594,414
Juniper Networks, Inc., 2.00%, 12/10/2030	500,000	404,146
Juniper Networks, Inc., 5.95%, 3/15/2041	700,000	692,618
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 (a)	1,000,000	845,322
Kyndryl Holdings, Inc., 3.15%, 10/15/2031 (a)	1,000,000	748,826
Lenovo Group Ltd., 5.83%, 1/27/2028 (a)	1,000,000	1,001,834
NCR Corp., 5.13%, 4/15/2029 (a)	1,000,000	962,270
Nielsen Finance LLC, 4.75%, 7/15/2031 (a)	1,000,000	951,830
		11,232,823
Utilities — 3.17%
AEP Texas, Inc., Series I, 2.10%, 7/1/2030	500,000	429,535
Appalachian Power Co., Series Z, 3.70%, 5/1/2050	1,000,000	827,438
Dayton Power & Light Co. (The), 3.95%, 6/15/2049	1,000,000	877,230
Dominion Energy, Inc., 4.35%, Perpetual (b)	1,000,000	914,995
Duke Energy Progress LLC, 2.50%, 8/15/2050	1,000,000	715,978
Kentucky Utilities Co., 3.30%, 6/1/2050	1,000,000	819,664
NRG Energy, Inc., 4.45%, 6/15/2029 (a)	1,000,000	920,304
Pacific Gas and Electric Co., 4.25%, 3/15/2046	500,000	373,443
Pacific Gas and Electric Co., 3.50%, 8/1/2050	500,000	354,305
Southern California Edison Co., Series B, 4.88%, 3/1/2049	1,000,000	947,473
Topaz Solar Farms LLC, 5.75%, 9/30/2039 (a)	934,222	909,213
Vistra Operations Co. LLC, 4.38%, 5/1/2029 (a)	1,000,000	931,835
WEC Energy Group, Inc., 3.52%, 5/15/2067 (3MO LIBOR + 211.3bps)(b)	2,000,000	1,569,340
		10,590,753
Total Corporate Bonds and Notes
(Cost $241,859,105)		220,540,382

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
ASSET BACKED SECURITIES — 22.59%
ACC Trust, Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	$1,000,000	$951,195
American Credit Acceptance Receivables Trust, Series 2019-3, Class F, 5.42%, 5/12/2026 (a)	550,000	546,458
American Credit Acceptance Receivables Trust, Series 2021-2, Class E, 2.54%, 7/13/2027 (a)	2,000,000	1,875,053
American Credit Acceptance Receivables Trust, Series 2021-3, Class E, 2.56%, 11/15/2027 (a)	3,000,000	2,794,758
American Credit Acceptance Receivables Trust, Series 2021-4, Class E, 3.12%, 2/14/2028 (a)	1,000,000	931,497
Amur Equipment Finance Receivables LLC, Series 2022-1A, Class E, 5.02%, 12/20/2028 (a)	750,000	709,769
CarNow Auto Receivables Trust, Series 2021-1A, Class D, 3.64%, 2/17/2026 (a)	1,000,000	955,929
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.20%, 7/15/2027 (a)	1,000,000	984,415
Carvana Auto Receivables Trust, Series 2021-N3, Class E, 3.16%, 6/12/2028 (a)	2,250,000	1,997,712
Carvana Auto Receivables Trust, Series 2021-N4, Class E, 4.53%, 9/11/2028 (a)	1,500,000	1,345,076
Carvana Auto Receivables Trust, Series 2022-N1, Class E, 6.01%, 12/11/2028 (a)	1,250,000	1,209,319
CCG Receivables Trust, Series 2020-1, Class D, 2.68%, 12/14/2027 (a)	1,281,000	1,227,316
Conn’s Receivables Funding LLC, Series 2021-A, Class B, 2.87%, 5/15/2026 (a)	1,000,000	972,012
Conn’s Receivables Funding LLC, Series 2022-A, Class A, 5.87%, 12/15/2026 (a)	1,000,000	1,005,363
Continental Credit Card ABS, Series 2019-1A, Class C, 6.16%, 8/15/2026 (a)	3,000,000	2,934,593
Continental Finance Credit Card ABS Master Trust, Series 2021-A, Class C, 4.02%, 12/17/2029 (a)	1,000,000	936,885
CPS Auto Receivables Trust, Series 2019-C, Class E, 4.30%, 7/15/2025 (a)	2,000,000	1,974,324
CPS Auto Receivables Trust, Series 2022-A, Class E, 4.88%, 4/16/2029 (a)	1,000,000	921,382
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/2026 (a)	500,000	499,737
DT Auto Owner Trust, Series 2019-3A, Class E, 3.85%, 8/17/2026 (a)	1,500,000	1,481,911
DT Auto Owner Trust, Series 2021-2A, Class E, 2.97%, 7/17/2028 (a)	1,000,000	926,158
DT Auto Owner Trust, Series 2021-4A, Class E, 3.34%, 7/17/2028 (a)	1,000,000	861,098
DT Auto Owner Trust, Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	1,000,000	951,345
Encina Equipment Finance LLC, Series 2022-1A, Class D, 6.00%, 1/15/2030 (a)	1,000,000	1,002,196
Exeter Automobile Receivables Trust, Series 2021-4A, Class E, 4.02%, 1/17/2028 (a)	2,000,000	1,778,446

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Exeter Automobile Receivables Trust, Series 2021-1A, Class E, 2.21%, 2/15/2028 (a)	$1,155,000	$1,076,501
Exeter Automobile Receivables Trust, Series 2021-2A, Class E, 2.90%, 7/17/2028 (a)	1,000,000	880,009
Exeter Automobile Receivables Trust, Series 2021-3A, Class E, 3.04%, 12/15/2028 (a)	1,000,000	903,687
First Investors Auto Owner Trust, Series 2019-2A, Class F, 5.69%, 7/15/2026 (a)	2,000,000	1,982,526
Flagship Credit Auto Trust, Series 2018-3, Class E, 5.28%, 12/15/2025 (a)	2,000,000	1,982,367
Flagship Credit Auto Trust, Series 2021-3, Class D, 1.65%, 9/15/2027 (a)	1,000,000	907,771
Flagship Credit Auto Trust, Series 2021-2, Class E, 3.16%, 9/15/2028 (a)	1,150,000	1,006,828
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class E, 2.98%, 4/15/2027 (a)	1,270,000	1,198,103
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class E, 3.35%, 10/15/2027 (a)	500,000	465,373
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class D, 3.07%, 5/15/2028 (a)	1,000,000	929,674
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class C, 5.75%, 8/15/2028 (a)	1,000,000	1,005,156
Global SC Finance VII Srl, Series 2020-1A, Class A, 2.17%, 10/17/2040 (a)	397,631	367,211
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class D, 3.84%, 5/15/2026 (a)	3,000,000	2,930,162
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class E, 3.14%, 1/18/2028 (a)	2,750,000	2,552,854
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class E, 4.43%, 10/16/2028 (a)	1,000,000	901,785
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class E, 3.20%, 10/16/2028 (a)	1,000,000	910,461
GLS Auto Receivables Issuer Trust, Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	1,000,000	946,281
Helios Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/2048 (a)	834,909	718,296
HERO Funding Trust, Series 2021-1A, Class B, 4.00%, 9/20/2051 (a)	446,779	415,872
HPEFS Equipment Trust, Series 2020-1A, Class D, 2.26%, 2/20/2030 (a)	1,000,000	985,277
Loanpal Solar Loan Ltd., Series 2021-3GS, Class C, 3.50%, 12/20/2047 (a)	957,064	784,794
Loanpal Solar Loan Ltd., Series 2021-2GS, Class C, 3.50%, 3/20/2048 (a)	1,000,000	856,711
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045 (a)	972,227	918,623
METAL Cayman LLC, Series 2017-1, Class B, 6.50%, 10/15/2042 (a)	3,702,368	899,994
Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, 12/20/2046 (a)	851,472	786,051

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Pawnee Equipment Receivables LLC, Series 2019-1, Class E, 3.80%, 1/15/2026 (a)	$467,000	$451,184
Purchasing Power Funding LLC, Series 2021-A, Class C, 2.53%, 10/15/2025 (a)	1,000,000	964,154
Regatta VI Funding Ltd., Series 2016-1A, Class CR2, 4.86%, 4/20/2034 (a)	1,000,000	936,991
Regatta XVIII Funding Ltd., Series 2021-1A, Class C, 4.26%, 1/15/2034 (a)	1,000,000	936,505
Sapphire Aviation Finance I Ltd., Series 2018-1A, Class C, 7.39%, 3/15/2040 (a)	3,036,242	674,416
SCF Equipment Leasing LLC, Series 2019-2A, Class B, 2.76%, 8/20/2026 (a)	1,000,000	965,435
SCF Equipment Leasing LLC, Series 2021-1A, Class E, 3.56%, 8/20/2032 (a)	750,000	708,426
Textainer Marine Containers Ltd., Series 2021-3A, Class A, 1.94%, 8/20/2046 (a)	1,112,000	979,875
Trinity Rail Leasing 2021 LLC, Series 2021-1A, Class B, 3.08%, 7/19/2051 (a)	500,000	437,833
Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%, 9/20/2045 (a)	844,167	762,263
TRP LLC, Series 2021-2, Class B, 3.08%, 6/19/2051 (a)	950,000	847,506
United Auto Credit Securitization Trust, Series 2021-1, Class E, 2.58%, 6/10/2026 (a)	2,000,000	1,926,129
US Auto Funding LLC, Series 2019-1A, Class D, 8.06%, 11/15/2025 (a)	2,892,544	2,902,765
US Auto Funding LLC, Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	1,125,000	1,066,129
US Auto Funding LLC, Series 2021-1A, Class E, 6.32%, 9/15/2028 (a)	500,000	464,644
USQ Rail II LLC, Series 2021-3, Class B, 2.98%, 6/28/2051 (a)	500,000	446,782
Westlake Automobile Receivables Trust, Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	1,000,000	931,322

Total Asset Backed Securities
(Cost $83,778,614)		75,488,673

FOREIGN BONDS — 0.26%
Mexican Government International Bond, 3.50%, 2/12/2034	1,000,000	870,427

Total Foreign Bonds
(Cost $995,456)		870,427

U.S. GOVERNMENT & AGENCIES — 3.78%
Fannie Mae, Pool #BP2175, 3.00%, 2/1/2035	442,674	441,035
Fannie Mae, Pool #BR2084, 1.90%, 6/1/2051 (b)	777,619	737,138
Fannie Mae, Pool #BT1339, 2.50%, 7/1/2051	1,833,666	1,715,878
Fannie Mae, Pool #BT3256, 2.50%, 7/1/2051	937,358	877,166
Fannie Mae, Pool #BQ7422, 2.50%, 8/1/2051	883,395	826,578
Federal Agricultural Mortgage Corp., 3.05%, 6/29/2032	500,000	489,083
Federal Farm Credit Bank, 2.13%, 5/21/2040	1,000,000	758,923
Federal Farm Credit Bank, 1.95%, 8/13/2040	1,000,000	747,055

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Federal Farm Credit Bank, 2.07%, 12/21/2040	$500,000	$369,251
Federal Home Loan Bank, 2.01%, 7/16/2040	1,000,000	740,324
Federal Home Loan Mortgage Corp., 1.75%, 7/27/2035	1,500,000	1,218,201
Freddie Mac, Pool #RB5135, 2.00%, 10/1/2041	945,693	876,388
Freddie Mac, Pool #RA2314, 3.50%, 3/1/2050	408,828	408,475
Freddie Mac, Pool #RA2657, 3.50%, 5/1/2050	878,024	877,264
Freddie Mac, Pool #SD0430, 2.50%, 8/1/2050	714,368	670,634
Freddie Mac, Pool #QC3907, 2.50%, 7/1/2051	936,074	875,916

Total U.S. Government & Agencies
(Cost $14,725,114)		12,629,309

COLLATERALIZED LOAN OBLIGATIONS — 6.22%
Apex Credit CLO Ltd., Series 2018-1A, Class B, 4.38%, 4/25/2031 (3MO LIBOR + 160.0bps)(a),(b)	1,190,000	1,152,385
Apex Credit CLO Ltd., Series 2018-2A, Class C2R, 5.31%, 10/20/2031 (a),(b)	420,000	398,804
Atrium XII, Series 2012-A, Class CR, 4.41%, 4/22/2027 (3MO LIBOR + 165.0bps)(a),(b)	2,500,000	2,410,865
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class BRR, 3.21%, 4/20/2034 (a),(b)	250,000	235,510
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class C, 4.66%, 1/15/2035 (a),(b)	1,000,000	931,959
Carlyle Global Market Strategies CLO, Series 2017-1A, Class BR, 4.91%, 4/20/2031 (a),(b)	1,000,000	951,290
Carlyle Global Market Strategies CLO, Series 2016-3A, Class CRR, 4.91%, 7/20/2034 (a),(b)	375,000	348,422
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B1, 4.26%, 12/25/2041 (a),(b)	1,000,000	883,455
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 3.96%, 5/22/2039 (3MO LIBOR + 245.0bps)(a),(b)	3,000,000	2,992,500
HPS Loan Management Ltd., Series 2010A-16, Class BRR, 4.76%, 4/20/2034 (a),(b)	1,000,000	935,594
Madison Park Funding XXI Ltd., Series 2016-21A, Class BRR, 4.71%, 10/15/2032 (a),(b)	1,000,000	947,070
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class C, 4.64%, 7/17/2034 (a),(b)	1,000,000	933,383
Palmer Square CLO Ltd., Series 2022-1A, Class C, 2.52%, 4/20/2035 (a),(b)	1,000,000	930,529
Rockford Tower CLO Ltd., Series 2019-2A, Class CR, 3.48%, 8/20/2032 (3MO LIBOR + 200.0bps)(a),(b)	1,000,000	940,685
Venture CLO Ltd., Series 2018-31A, Class C1, 4.66%, 4/20/2031 (a),(b)	1,000,000	938,772

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Wellfleet CLO Ltd., Series 2016-1A, Class CR, 4.71%, 4/20/2028 (3MO LIBOR + 200.0bps)(a),(b)	$3,000,000	$2,906,721
Zais CLO5 Ltd., Series 2016-2A, Class B, 5.81%, 10/15/2028 (3MO LIBOR + 330.0bps)(a),(b)	2,000,000	1,956,244

Total Collateralized Loan Obligations
(Cost $21,599,362)		20,794,188

Total Investments — 98.84%
(Cost $362,957,651)		330,322,979
Other Assets in Excess of Liabilities — 1.16%		3,861,749
Net Assets — 100.00%		$334,184,728

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as July 31, 2022 was $193,496,703, representing 57.90% of net assets.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

The accompanying notes are an integral part of these financial statements.

Yorktown Short Term Bond Fund

SCHEDULE OF INVESTMENTS

July 31, 2022

(Unaudited)

Fund Holdings (as a percentage of net assets)

Corporate Bonds and Notes	54.45%
Asset Backed Securities	33.30%
Collateralized Loan Obligations	6.85%
U.S. Government & Agencies	4.54%
Collateralized Mortgage Obligations	0.21%
Other	0.65%
100.00%

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 54.45%
Communications — 1.39%
AT&T, Inc., 2.92%, 3/25/2024 (SOFR + 64.0bps)(a)	$1,000,000	$988,265
Expedia Group, Inc., 5.00%, 2/15/2026	213,000	215,762
NBN Co. Ltd., MTN, 1.45%, 5/5/2026 (a),(b)	1,000,000	914,070
Verizon Communications, Inc., 2.51%, 5/15/2025 (3MO LIBOR + 110.0bps)(a)	2,000,000	1,997,073
Verizon Communications, Inc., 3.07%, 3/20/2026 (SOFR + 79.0bps)(a)	1,389,000	1,362,790
		5,477,960
Consumer Discretionary — 5.08%
American Honda Finance Corp., MTN, 1.50%, 1/13/2025	1,000,000	956,741
AutoNation, Inc., 3.50%, 11/15/2024	1,500,000	1,471,704
eBay, Inc., 1.40%, 5/10/2026	500,000	460,340
Ford Motor Co., 4.35%, 12/8/2026	1,000,000	984,106
Ford Motor Credit Co., LLC, 1.38%, 8/3/2022 (3MO LIBOR + 108.0bps)(a)	110,000	109,983
Ford Motor Credit Co., LLC, 2.65%, 2/15/2023 (3MO LIBOR + 123.5bps)(a)	250,000	248,184
Ford Motor Credit Co., LLC, 2.30%, 2/10/2025	1,000,000	938,554
Ford Motor Credit Co., LLC, 3.38%, 11/13/2025	1,000,000	955,450
General Motors Financial Co., Inc., 1.20%, 10/15/2024	1,000,000	936,167
General Motors Financial Co., Inc., 1.25%, 1/8/2026	1,000,000	902,674
General Motors Financial Co., Inc., 1.50%, 6/10/2026	1,000,000	895,836
General Motors Financial Co., Inc., 3.32%, 2/26/2027 (SOFR + 104.0bps)(a)	500,000	466,501
Hyatt Hotels Corp., 1.30%, 10/1/2023	500,000	484,626
Hyundai Capital America, 1.25%, 9/18/2023 (b)	1,000,000	971,004
Hyundai Capital America, 4.30%, 2/1/2024 (b)	1,000,000	999,670
Hyundai Capital America, 0.88%, 6/14/2024 (b)	500,000	469,200
Hyundai Capital America, 1.00%, 9/17/2024 (b)	500,000	466,978
Kia Corp., 1.00%, 4/16/2024 (b)	1,000,000	954,806
Marriott International, Inc., 3.75%, 3/15/2025	2,000,000	1,996,434
Nissan Motor Acceptance Co., LLC, 1.13%, 9/16/2024 (b)	500,000	464,201
Nissan Motor Acceptance Corp., 2.31%, 3/8/2024 (3MO LIBOR + 64.0bps)(a),(b)	805,000	792,025
Nissan Motor Co. Ltd., 3.04%, 9/15/2023 (b)	1,100,000	1,084,595

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Nissan Motor Co. Ltd., 3.52%, 9/17/2025 (b)	$2,000,000	$1,924,443
		19,934,222
Consumer Staples — 1.13%
7-Eleven, Inc., 0.80%, 2/10/2024 (b)	1,000,000	956,367
JBS USA LUX SA, 5.13%, 2/1/2028 (b)	1,000,000	998,555
JDE Peet’s NV, 1.38%, 1/15/2027 (b)	250,000	219,096
Mitsubishi Corp., 1.13%, 7/15/2026 (b)	500,000	454,143
Mondelez International Holdings Netherlands BV, 1.25%, 9/24/2026 (b)	1,000,000	905,972
Viterra Finance BV, 2.00%, 4/21/2026 (b)	1,000,000	890,903
		4,425,036
Financials — 27.24%
AerCap Ireland Capital, 3.50%, 1/15/2025	2,000,000	1,928,674
AerCap Ireland Capital DAC, 1.65%, 10/29/2024	1,000,000	929,780
AIG Global Funding, 0.65%, 6/17/2024 (b)	1,000,000	946,924
Air Lease Corp., 2.25%, 1/15/2023	250,000	248,010
Air Lease Corp., 0.80%, 8/18/2024	1,000,000	926,350
Air Lease Corp., 1.88%, 8/15/2026	500,000	445,732
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	1,800,000	1,775,704
Ally Financial, Inc., 3.05%, 6/5/2023	500,000	496,458
Antares Holdings LP, 6.00%, 8/15/2023 (b)	3,000,000	2,997,793
Antares Holdings LP, 3.95%, 7/15/2026 (b)	1,500,000	1,324,572
Athene Global Funding, 1.20%, 10/13/2023 (b)	500,000	483,579
Athene Global Funding, 2.75%, 6/25/2024 (b)	1,250,000	1,207,888
Athene Global Funding, 2.84%, 8/19/2024 (SOFR + 56.0bps)(a),(b)	1,000,000	969,292
Athene Global Funding, 3.00%, 1/7/2025 (SOFR + 71.5bps)(a),(b)	1,000,000	965,891
Aviation Capital Group LLC, 1.95%, 1/30/2026 (b)	1,000,000	875,193
Avolon Holdings Funding Ltd., 2.13%, 2/21/2026 (b)	2,000,000	1,738,913
Banco Santander Chile, 2.70%, 1/10/2025 (b)	150,000	143,989
Banco Santander SA, 2.75%, 5/28/2025	1,000,000	955,344
Bank of Nova Scotia (The), 2.83%, 3/2/2026 (SOFR + 54.5bps)(a)	2,000,000	1,933,729
Barclays PLC, MTN, 4.34%, 5/16/2024 (3MO LIBOR + 140.0bps)(a)	2,000,000	1,998,590
BGC Partners, Inc., 3.75%, 10/1/2024	4,000,000	3,906,298
BPCE SA, 2.38%, 1/14/2025 (b)	500,000	477,612
Brighthouse Financial Global Funding, MTN, 3.04%, 4/12/2024 (SOFR +76.0bps)(a),(b)	1,000,000	992,874
Capital One Financial Corp., 2.97%, 12/6/2024 (SOFR + 69.0bps)(a)	1,000,000	965,330
Citadel Finance LLC, 3.38%, 3/9/2026 (b)	2,000,000	1,846,719
Citigroup, Inc., 3.05%, 6/9/2027 (SOFR + 77.0bps)(a)	1,000,000	943,865
CNO Global Funding, 1.75%, 10/7/2026 (b)	500,000	450,123
Credit Suisse Group AG, 2.96%, 6/12/2024 (3MO LIBOR + 124.0bps)(a),(b)	3,000,000	3,007,758
Danske Bank A/S, MTN, 2.78%, 9/12/2023 (3MO LIBOR + 106.0bps)(a),(b)	2,000,000	1,999,183
Danske Bank A/S, 3.88%, 9/12/2023 (b)	3,000,000	2,990,269

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Danske Bank A/S, 1.17%, 12/8/2023 (b)	$500,000	$494,216
Drawbridge Special Opportunities Fund LP, 3.88%, 2/15/2026 (b)	2,000,000	1,864,587
Equitable Financial Life Global Funding, 1.40%, 7/7/2025 (b)	1,000,000	924,479
Equitable Financial Life Global Funding, 1.00%, 1/9/2026 (b)	500,000	452,303
Equitable Financial Life Global Funding, 1.70%, 11/12/2026 (b)	1,000,000	907,389
F&G Global Funding, 1.75%, 6/30/2026 (b)	500,000	452,200
GA Global Funding Trust, 1.00%, 4/8/2024 (b)	1,000,000	946,613
GA Global Funding Trust, 1.63%, 1/15/2026 (b)	1,000,000	913,980
GE Capital International Funding Co., 3.37%, 11/15/2025	200,000	198,439
Goldman Sachs Group, Inc. (The), 2.90%, 12/6/2023 (SOFR + 62.0bps)(a)	1,000,000	989,912
Goldman Sachs Group, Inc. (The), 3.09%, 3/9/2027 (SOFR + 81.0bps)(a)	1,000,000	957,946
Goldman Sachs Group, Inc. (The), 3.10%, 9/10/2027 (SOFR + 82.0bps)(a)	500,000	473,213
Goldman Sachs Group, Inc. (The), 3.20%, 10/21/2027 (SOFR + 92.0bps)(a)	2,000,000	1,904,814
HSBC Holdings PLC, 4.25%, 3/14/2024	1,000,000	1,003,313
HSBC Holdings PLC, 2.46%, 5/18/2024 (3MO LIBOR + 100.0bps)(a)	1,000,000	994,438
HSBC Holdings PLC, 0.73%, 8/17/2024 (a)	700,000	673,237
HSBC Holdings PLC, 4.25%, 8/18/2025	1,313,000	1,305,865
HSBC Holdings PLC, 3.10%, 9/12/2026 (3MO LIBOR + 138.0bps)(a)	1,500,000	1,485,814
Huntington Bancshares, Inc., 2.63%, 8/6/2024	1,000,000	979,791
ING Groep NV, 3.29%, 4/1/2027 (SOFR + 101.0bps)(a)	2,000,000	1,911,306
Intesa Sanpaolo SpA, 3.38%, 1/12/2023 (b)	1,000,000	994,952
Intesa Sanpaolo SpA, 3.25%, 9/23/2024 (b)	4,000,000	3,865,699
Jackson Financial, Inc., 1.13%, 11/22/2023 (b)	1,000,000	967,839
JPMorgan Chase & Co., 4.08%, 4/26/2026 (SOFR + 132.0bps)(a)	500,000	500,114
JPMorgan Chase & Co., 3.17%, 4/22/2027 (SOFR + 88.5bps)(a)	2,000,000	1,916,501
JPMorgan Chase & Co., 3.46%, 2/24/2028 (SOFR + 118.0bps)	1,000,000	964,345
JPMorgan Chase & Co., MTN, 2.63%, 6/22/2028 (a)	365,000	334,397
KeyCorp Capital, 3.02%, 7/1/2028 (3MO LIBOR + 74.0bps)(a)	1,000,000	913,998
Lloyds Banking Group PLC, 4.58%, 12/10/2025 (b)	250,000	246,811
Macquarie Group Ltd., 2.62%, 11/28/2023 (3MO LIBOR + 102.0bps)(a),(b)	1,000,000	999,471
Macquarie Group Ltd., 3.55%, 3/27/2024 (3MO LIBOR + 135.0bps)(a),(b)	2,000,000	2,001,567
Macquarie Group Ltd., 4.88%, 6/10/2025 (b)	285,000	285,752
Met Tower Global Funding, MTN, 1.25%, 9/14/2026 (b)	1,000,000	901,558

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Mitsubishi UFJ Financial Group, Inc., 1.41%, 7/17/2025	$1,000,000	$929,572
Mitsubishi UFJ Financial Group, Inc., 0.95%, 7/19/2025 (a)	1,000,000	937,549
Nomura Holdings, Inc., 1.65%, 7/14/2026	1,000,000	895,520
Nordea Bank Abp, MTN, 1.50%, 9/30/2026 (b)	1,000,000	906,083
Park Aerospace Holdings Ltd., 4.50%, 3/15/2023 (b)	2,500,000	2,478,262
Pricoa Global Funding I, MTN, 1.20%, 9/1/2026 (b)	500,000	454,790
Principal Life Global Funding II, MTN, 1.50%, 11/17/2026 (b)	1,000,000	906,952
Protective Life Global Funding, MTN, 1.30%, 9/20/2026 (b)	500,000	450,418
Royal Bank of Canada, MTN, 2.99%, 1/21/2027 (SOFR + 71.0bps)(a)	1,000,000	963,865
Royal Bank of Scotland Group PLC, 5.13%, 5/28/2024	1,000,000	1,002,715
Santander Holdings USA, Inc., 3.50%, 6/7/2024	2,500,000	2,475,456
Santander UK PLC, 5.00%, 11/7/2023 (b)	1,000,000	1,006,850
Security Benefit Global Funding, MTN, 1.25%, 5/17/2024 (b)	1,000,000	945,697
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/2026 (b)	1,000,000	868,493
Societe Generale SA, 5.00%, 1/17/2024 (b)	2,000,000	2,008,559
Societe Generale SA, 4.25%, 4/14/2025 (b)	3,000,000	2,959,584
Societe Generale SA, 3.33%, 1/21/2026 (SOFR + 105.0bps)(a),(b)	500,000	482,673
Societe Generale SA, MTN, 1.79%, 6/9/2027 (a),(b)	1,000,000	883,864
Standard Chartered PLC, 3.21%, 11/23/2025 (SOFR + 93.0bps)(a),(b)	254,000	248,604
Sumitomo Mitsui Financial Group, Inc., 3.54%, 10/16/2023 (3MO LIBOR + 80.0bps)(a)	1,000,000	1,000,494
Sumitomo Mitsui Financial Group, Inc., 1.47%, 7/8/2025	500,000	467,236
Sumitomo Mitsui Financial Group, Inc., 3.16%, 1/14/2027 (SOFR + 88.0bps)(a)	1,000,000	967,166
Sumitomo Mitsui Trust Bank Ltd., MTN, 0.85%, 3/25/2024 (b)	1,000,000	953,587
Truist Bank, 2.08%, 5/15/2027 (3MO LIBOR + 67.0bps)(a)	1,500,000	1,389,611
Wells Fargo & Co., 3.01%, 1/15/2027 (3MO LIBOR + 50.0bps)(a)	2,000,000	1,853,981
WT Holdings, Inc., 7.00%, 4/30/2023 (b)	3,000,000	2,973,821
		107,010,697
Health Care — 2.03%
HCA, Inc., 5.00%, 3/15/2024	2,000,000	2,030,126
Highmark, Inc., 1.45%, 5/10/2026 (b)	500,000	457,728
McKesson Corp., Class B, 1.30%, 8/15/2026	1,000,000	908,954
PerkinElmer, Inc., 0.85%, 9/15/2024	500,000	469,115
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	2,250,000	2,224,879
Viatris, Inc., 1.65%, 6/22/2025	1,000,000	917,143
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	1,000,000	947,191
		7,955,136

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Industrials — 5.44%
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	$1,159,467	$1,083,872
Air Canada Pass Through Trust, Series 2017-1, Class B, 3.70%, 7/15/2026 (b)	608,466	555,211
American Airlines Pass Through Trust, Series 2014-1, Class B, 4.38%, 10/1/2022	47,421	47,322
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	447,875	439,567
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 10/1/2026	1,902,926	1,657,553
Ashtead Capital, Inc., 1.50%, 8/12/2026 (b)	1,000,000	880,352
Boeing Co. (The), 1.43%, 2/4/2024	1,100,000	1,059,965
Boeing Co. (The), 2.20%, 2/4/2026	1,000,000	931,603
British Airways Pass Through Trust, Series 2013-1, Class A, 4.63%, 6/20/2024	819,351	805,932
CNH Industrial Capital LLC, 1.88%, 1/15/2026	1,000,000	921,502
Daimler Trucks Finance North America LLC, 3.03%, 12/13/2024 (SOFR + 75.0bps)(a),(b)	1,000,000	987,598
Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.25%, 7/30/2023	67,843	66,236
PACCAR Financial Corp., MTN, 1.10%, 5/11/2026	500,000	461,105
Penske Truck Leasing Co. LP, 1.20%, 11/15/2025 (b)	1,000,000	902,226
Penske Truck Leasing Co. LP, 1.70%, 6/15/2026 (b)	1,000,000	904,090
Stanley Black & Decker, Inc., 2.30%, 2/24/2025	1,000,000	974,961
Trimble, Inc., 4.15%, 6/15/2023	1,000,000	1,002,356
Triton Container International Ltd., 0.80%, 8/1/2023 (b)	1,055,000	1,013,487
Triton Container International Ltd., 1.15%, 6/7/2024 (b)	1,000,000	936,004
Triton Container International Ltd., 2.05%, 4/15/2026 (b)	1,000,000	887,554
United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, 9/3/2022	1,198,986	1,198,093
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%, 1/15/2026	796,000	769,334
United Airlines Pass Through Trust, Series 2016-1, Class A, 3.45%, 7/7/2028	736,173	649,727
US Airways Pass Through Trust, Series 2012-2, Class A, 4.63%, 6/3/2025	47,343	43,652
US Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/2025	1,428,765	1,300,940
Vontier Corp., 1.80%, 4/1/2026	1,000,000	883,455
		21,363,697
Materials — 1.84%
Berry Global, Inc., 0.95%, 2/15/2024	1,000,000	950,358
Berry Global, Inc., 1.57%, 1/15/2026	1,000,000	911,082
Berry Global, Inc., 1.65%, 1/15/2027	2,000,000	1,774,617
Glencore Funding LLC, 1.63%, 4/27/2026 (b)	1,000,000	900,272
Graphic Packaging International LLC, 1.51%, 4/15/2026 (b)	1,000,000	913,075
Sealed Air Corp., 1.57%, 10/15/2026 (b)	1,000,000	889,664

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Silgan Holdings, Inc., 1.40%, 4/1/2026 (b)	$1,000,000	$896,670
		7,235,738
Real Estate — 1.17%
American Tower Corp., 1.60%, 4/15/2026	500,000	456,439
SBA Tower Trust, Series 2019-1, Class C, 2.84%, 1/15/2025 (b)	1,500,000	1,452,126
SBA Tower Trust, 1.63%, 5/15/2051 (b)	1,000,000	908,124
SBA Tower Trust, 1.84%, 10/15/2051 (b)	2,000,000	1,791,752
		4,608,441
Technology — 6.68%
Arrow Electronic, Inc., 4.00%, 4/1/2025	1,000,000	993,376
Broadcom, Inc., 3.63%, 10/15/2024	2,000,000	1,990,066
Dell International LLC/EMC Corp., 4.00%, 7/15/2024	2,700,000	2,716,978
DXC Technology Co., 1.80%, 9/15/2026	500,000	450,716
Global Payments, Inc., 1.20%, 3/1/2026	1,000,000	899,561
HP, Inc., 2.20%, 6/17/2025	1,000,000	957,816
Jabil, Inc., 1.70%, 4/15/2026	1,000,000	909,424
Juniper Networks, Inc., 1.20%, 12/10/2025	1,000,000	906,128
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 (b)	1,205,000	1,018,613
Leidos, Inc., 2.95%, 5/15/2023	1,725,000	1,712,606
Marvell Technology, Inc., 1.65%, 4/15/2026	1,000,000	918,130
Microchip Technology, Inc., 2.67%, 9/1/2023	1,000,000	986,296
Microchip Technology, Inc., 0.97%, 2/15/2024	1,000,000	954,193
Microchip Technology, Inc., 0.98%, 9/1/2024	1,000,000	938,440
Oracle Corp., 1.65%, 3/25/2026	1,000,000	919,827
Qorvo, Inc., 1.75%, 12/15/2024 (b)	500,000	469,437
Seagate HDD Cayman, 4.88%, 3/1/2024	1,610,000	1,603,913
Seagate HDD Cayman, 4.75%, 1/1/2025	2,622,000	2,605,549
Western Union Co. (The), 2.85%, 1/10/2025	3,000,000	2,928,319
Western Union Co. (The), 1.35%, 3/15/2026	1,000,000	905,873
Wipro IT Services LLC, 1.50%, 6/23/2026 (b)	500,000	455,862
		26,241,123
Utilities — 2.45%
AES Corp. (The), 1.38%, 1/15/2026	1,000,000	903,470
Ameren Corp., 1.95%, 3/15/2027	500,000	457,712
American Electric Power Co., Inc., 2.03%, 3/15/2024	1,000,000	973,467
Enel Finance International NV, 2.65%, 9/10/2024	1,000,000	968,005
Enel Finance International NV, 1.38%, 7/12/2026 (b)	1,000,000	886,398
Eversource Energy, 1.40%, 8/15/2026	500,000	453,243
NextEra Energy Capital Holdings, Inc., 2.94%, 3/21/2024	1,000,000	991,469
NextEra Energy Capital Holdings, Inc., 1.88%, 1/15/2027	1,000,000	925,371
Pinnacle West Capital Corp., 1.30%, 6/15/2025	2,000,000	1,849,601
PPL Electric Utilities Corp., 2.61%, 6/24/2024 (SOFR + 33.0bps)(a)	200,000	196,305
Southern Co. (The), 4.48%, 8/1/2024 (a)	1,000,000	1,009,498
		9,614,539
Total Corporate Bonds and Notes
(Cost $224,375,815)		213,866,589

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
ASSET BACKED SECURITIES — 33.30%
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 2.20%, 3/15/2042 (1MO LIBOR + 20.0bps)(a),(b)	$2,458,011	$2,373,836
321 Henderson Receivables I LLC, Series 2004-A, Class A1, 2.35%, 9/15/2045 (1MO LIBOR + 35.0bps)(a),(b)	382,469	377,849
ACC Trust, Series 2021-1, Class B, 1.43%, 7/22/2024 (b)	966,971	962,739
ACC Trust, Series 2022-1, Class B, 2.55%, 2/20/2025 (b)	1,000,000	966,096
Access Group, Inc., Series 2013-1, Class A, 2.12%, 2/25/2036 (1MO LIBOR + 5.0bps)(a),(b)	361,623	352,028
American Credit Acceptance Receivables Trust, Series 2020-1, Class D, 2.39%, 3/13/2026 (b)	1,000,000	985,151
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85%, 6/15/2026 (b)	830,299	822,596
American Credit Acceptance Receivables Trust, Series 2021-2, Class D, 1.34%, 7/13/2027 (b)	2,250,000	2,135,905
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34%, 11/15/2027 (b)	2,455,000	2,302,160
American Credit Acceptance Receivables Trust, Series 2021-4, Class D, 1.82%, 2/14/2028 (b)	1,250,000	1,192,755
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class D, 3.82%, 3/18/2024	300,000	300,233
Amur Equipment Finance Receivables VIII LLC, Series 2020-1A, Class A2, 1.68%, 8/20/2025 (b)	42,478	42,235
Applebee’s/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, 6/5/2049 (b)	1,980,000	1,926,278
BHG Securitization Trust, Series 2021-A, Class A, 1.42%, 11/17/2033 (b)	629,507	598,157
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, 2.20%, 11/25/2071 (a)	1,727,071	1,667,917
Brazos Student Finance Corp., Series 2009-1, Class AS, 4.70%, 12/27/2039 (3MO LIBOR + 250.0bps)(a),(b)	88,921	89,507
Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.09%, 7/15/2024 (b)	1,000,000	986,417
Capital Automotive REIT, Series 2022-1A, Class A1, 3.35%, 3/15/2052 (b)	986,667	918,675
CarMax Auto Owner Trust, Series 2020-4, Class D, 1.75%, 4/15/2027	1,000,000	941,758
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/2027	1,625,000	1,494,117
CarMax Auto Owner Trust, Series 2021-2, Class D, 1.55%, 10/15/2027	1,000,000	928,033
CarMax Auto Owner Trust, Series 2021-3, Class D, 1.50%, 1/18/2028	750,000	693,630

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
CarMax Auto Owner Trust, Series 2021-4, Class D, 1.48%, 3/15/2028	$2,209,000	$2,016,980
CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, 7/17/2028	500,000	469,489
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/2025 (b)	380,000	378,208
Carvana Auto Receivables Trust, Series 2019-4A, Class D, 3.07%, 7/15/2025 (b)	461,000	454,271
Carvana Auto Receivables Trust, Series 2020-P1, Class D, 1.82%, 9/8/2027	1,000,000	917,638
Carvana Auto Receivables Trust, Series 2021-N2, Class D, 1.27%, 3/10/2028	1,000,000	951,467
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/2028 (b)	2,231,000	2,167,620
Carvana Auto Receivables Trust, Series 2022-P2, Class D, 6.28%, 5/10/2029	1,000,000	975,420
CCG Receivables Trust, Series 2019-2, Class C, 2.89%, 3/15/2027 (b)	1,000,000	988,289
CCG Receivables Trust, Series 2020-1, Class D, 2.68%, 12/14/2027 (b)	2,500,000	2,395,230
CLI Funding LLC, Series 2020-1A, Class A, 2.08%, 9/18/2045 (b)	1,615,000	1,469,711
CLI Funding LLC, Series 2020-3X, Class A, 2.07%, 10/18/2045	158,833	145,333
CLI Funding LLC, Series 2022-1A, Class A1, 2.72%, 1/18/2047 (b)	951,467	869,488
Conn’s Receivables Funding LLC, Series 2021-A, Class A, 1.05%, 5/15/2026 (b)	468,716	465,493
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class A, 2.24%, 12/15/2028 (b)	500,000	462,595
Continental Finance Credit Card ABS Master Trust, Series 2021-A, Class A, 2.55%, 12/17/2029 (b)	1,000,000	999,850
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30%, 4/15/2026 (b)	321,368	321,214
CPS Auto Receivables Trust, Series 2021-D, Class C, 1.59%, 12/15/2027 (b)	1,000,000	951,447
CPS Auto Receivables Trust, Series 2022-A, Class D, 2.84%, 4/16/2029 (b)	3,000,000	2,769,065
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/2029 (b)	1,500,000	1,468,947
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.28%, 2/15/2030 (b)	1,050,000	999,497
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.63%, 9/16/2030 (b)	1,500,000	1,387,194
Crossroads Asset Trust, Series 2021-A, Class C, 1.44%, 1/20/2026 (b)	625,000	592,785
Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/2026 (b)	500,000	472,483
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/2026 (b)	500,000	489,339

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/2027 (b)	$500,000	$473,420
Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.70%, 1/21/2031 (b)	383,391	382,235
Dividend Solar Loans LLC, Series 2017-1, Class B, 5.25%, 3/22/2038 (b)	1,053,904	971,979
Drive Auto Receivables Trust, Series 2018-2, Class D, 4.14%, 8/15/2024	66,669	66,690
Drive Auto Receivables Trust, Series 2018-5, Class D, 4.30%, 4/15/2026	75,945	76,121
Drive Auto Receivables Trust, Series 2019-1, Class D, 4.09%, 6/15/2026	55,130	55,129
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18%, 10/15/2026	420,000	415,610
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70%, 5/17/2027	110,000	108,437
DT Auto Owner Trust, Series 2019-2A, Class D, 3.48%, 2/18/2025 (b)	930,255	928,643
DT Auto Owner Trust, Series 2019-4A, Class D, 2.85%, 7/15/2025 (b)	500,000	493,948
DT Auto Owner Trust, Series 2020-2A, Class C, 3.28%, 3/16/2026 (b)	500,000	495,637
DT Auto Owner Trust, Series 2021-2A, Class D, 1.50%, 2/16/2027 (b)	4,000,000	3,737,120
DT Auto Owner Trust, Series 2021-3A, Class D, 1.31%, 5/17/2027 (b)	2,000,000	1,817,080
DT Auto Owner Trust, Series 2022-1A, Class D, 3.40%, 12/15/2027 (b)	1,000,000	952,765
ECMC Group Student Loan Trust, Series 2018-2A, Class A, 3.06%, 9/25/2068 (1MO LIBOR + 80.0bps)(a),(b)	352,759	345,461
Edsouth Indenture No. 6 LLC, Series 2014-2, Class A, 2.94%, 5/25/2039 (a),(b)	383,622	373,696
Encina Equipment Finance LLC, Series 2021-1A, Class C, 1.39%, 6/15/2027 (b)	500,000	472,760
Evergreen Credit Card Trust, Series 2019-2, Class C, 2.62%, 9/15/2024 (b)	500,000	499,049
Exeter Automobile Receivables Trust, Series 2018-4A, Class D, 4.35%, 9/16/2024 (b)	165,110	165,322
Exeter Automobile Receivables Trust, Series 2019-1A, Class D, 4.13%, 12/16/2024 (b)	175,276	175,475
Exeter Automobile Receivables Trust, Series 2020-2A, Class D, 4.73%, 4/15/2026 (b)	70,000	70,251
Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.08%, 11/16/2026	500,000	475,092
Exeter Automobile Receivables Trust, Series 2021-1A, Class E, 2.21%, 2/15/2028 (b)	2,000,000	1,864,070
First Investors Auto Owner Trust, Series 2019-2A, Class D, 2.80%, 12/15/2025 (b)	1,460,000	1,437,634
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62%, 3/15/2027 (b)	500,000	470,882
First Investors Auto Owner Trust, Series 2021-2A, Class D, 1.66%, 12/15/2027 (b)	3,000,000	2,723,449

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 5/15/2025 (b)	$305,000	$299,992
Flagship Credit Auto Trust, Series 2019-3, Class C, 2.74%, 10/15/2025 (b)	260,000	257,864
Flagship Credit Auto Trust, Series 2020-2, Class C, 3.80%, 4/15/2026 (b)	250,000	249,115
Ford Credit Auto Owner Trust, Series 2021-1, Class D, 2.31%, 10/17/2033 (b)	1,272,000	1,149,079
Ford Credit Auto Owner Trust, Series 2021-2, Class D, 2.60%, 5/15/2034 (b)	750,000	664,348
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class D, 3.27%, 6/16/2025 (b)	750,000	746,414
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class D, 2.60%, 1/15/2026 (b)	500,000	491,889
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class D, 1.32%, 3/15/2027 (b)	550,000	522,022
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.92%, 9/15/2027 (b)	1,500,000	1,421,220
GCI Funding I LLC, Series 2021-1, Class A, 2.38%, 6/18/2046 (b)	900,444	809,059
Global SC Finance Srl, Series 2020-2A, Class A, 2.26%, 11/19/2040 (b)	801,368	739,299
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class C, 3.06%, 8/15/2025 (b)	1,000,000	989,594
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class C, 2.72%, 11/17/2025 (b)	1,500,000	1,475,459
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class D, 2.48%, 10/15/2027 (b)	1,500,000	1,403,256
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class D, 1.91%, 9/16/2027	500,000	478,019
Golden Credit Card Trust, Series 2021-1A, Class B, 1.44%, 8/15/2028 (b)	1,000,000	908,233
Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	36,581	35,209
Goodgreen Trust, Series 2017-2A, Class A, 3.26%, 10/15/2053 (b)	82,970	77,298
Goodgreen Trust, Series 2021-1A, Class A, 2.66%, 10/15/2056 (b)	251,808	231,836
Helios Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/2048 (b)	436,990	386,597
HERO Funding Trust, Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	40,841	40,326
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/2039 (b)	871,998	893,182
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/2031 (b)	1,000,000	951,027
Hyundai Auto Receivables Trust, Series 2020-B, Class C, 1.60%, 12/15/2026	1,000,000	954,137
InStar Leasing III LLC, Series 2021-1A, Class A, 2.30%, 2/15/2054 (b)	463,548	412,311
ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.25%, 2/28/2051 (b)	466,251	413,606

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
KnowledgeWorks Foundation, Series 2010-1, Class A, 1.45%, 2/25/2042 (3MO LIBOR + 95.0bps)(a)	$427,767	$421,177
Kubota Credit Owner Trust, Series 2019-1A, Class A4, 2.50%, 3/16/2026 (b)	2,000,000	1,988,892
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A, 2.22%, 3/20/2048 (b)	794,293	678,297
Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.98%, 1/15/2045 (b)	166,786	163,775
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045 (b)	2,916,681	2,755,868
Master Credit Card Trust II, Series 2020-1A, Class C, 2.59%, 9/21/2024 (b)	1,000,000	986,947
Mosaic Solar Loan Trust, Series 2021-3A, Class B, 1.92%, 6/20/2052 (b)	174,443	154,131
Navient Student Loan Trust, Series 2018-BA, Class A2A, 3.61%, 12/15/2059 (a),(b)	48,894	48,269
Nelnet Student Loan Trust, Series 2012-2A, Class A, 3.06%, 12/26/2033 (a),(b)	354,780	348,728
Nelnet Student Loan Trust, Series 2021-DA, Class AFL, 2.82%, 4/20/2062 (a),(b)	407,872	401,973
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 4/20/2062 (a),(b)	714,390	657,749
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class ABR3, 2.61%, 2/14/2031 (b)	1,000,000	975,813
Pawnee Equipment Receivables LLC, Series 2019-1, Class C, 2.61%, 10/15/2024 (b)	1,000,000	973,536
Pawnee Equipment Receivables LLC, Series 2019-1, Class D, 2.86%, 10/15/2024 (b)	1,180,000	1,143,062
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%, 1/15/2026 (b)	1,000,000	964,320
Pawnee Equipment Receivables LLC, Series 2020-1, Class C, 2.24%, 2/17/2026 (b)	750,000	718,669
PFS Financing Corp., Series 2019-C, Class B, 2.42%, 10/15/2024 (b)	1,000,000	996,159
PFS Financing Corp., Series 2020-E, Class A, 1.00%, 10/15/2025 (b)	750,000	722,980
PFS Financing Corp., Series 2021-A, Class B, 0.96%, 4/15/2026 (b)	1,000,000	939,916
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.67%, 9/5/2048 (b)	924,000	902,735
Purchasing Power Funding LLC, Series 2021-A, Class A, 1.57%, 10/15/2025 (b)	2,000,000	1,936,190
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11%, 12/15/2025	70,000	69,959
Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.22%, 9/15/2026	50,000	48,802
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64%, 11/16/2026	100,000	97,037
Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48%, 1/15/2027	250,000	240,661

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Santander Revolving Auto Loan Trust, Series 2019-A, Class D, 3.45%, 1/26/2032 (b)	$1,000,000	$963,493
SCF Equipment Leasing LLC, Series 2019-2A, Class A2, 2.47%, 4/20/2026 (b)	569,802	560,682
SCF Equipment Leasing LLC, Series 2021-1A, Class C, 1.54%, 2/2/2030 (b)	200,000	184,973
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3, 2.16%, 3/15/2024 (a)	170,666	169,755
SLM Private Credit Student Loan Trust, Series 2005-A, Class A4, 2.14%, 12/15/2038 (a)	294,661	285,194
SLM Private Credit Student Loan Trust, Series 2006-A, Class A5, 2.12%, 6/15/2039 (a)	124,863	117,937
SLM Student Loan Trust, Series 2003-14, Class A6, 3.08%, 7/25/2025	55,929	55,779
SMB Private Education Loan Trust, Series 2016-B, Class A2A, 2.43%, 2/17/2032 (b)	26,872	25,980
SMB Private Education Loan Trust, Series 2017-A, Class A2A, 2.88%, 9/15/2034 (b)	81,538	80,222
Sunrun Demeter Issuer LLC, Series 2021-A, Class A, 2.27%, 1/30/2057 (b)	980,381	844,813
Sunrun Vulcan Issuer LLC, Series 2021-A, Class A, 2.46%, 1/30/2052 (b)	1,909,993	1,679,845
TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, 9/20/2045 (b)	1,059,440	971,517
Textainer Marine Containers Ltd., Series 2020-1A, Class A, 2.73%, 8/21/2045 (b)	2,008,006	1,901,644
TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, 2/20/2046 (b)	883,750	766,385
Towd Point Asset Trust, Series 2021-SL1, Class A2, 2.83%, 11/20/2061 (a),(b)	751,717	745,179
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/2033 (b)	1,000,000	942,244
Transportation Finance Equipment Trust, Series 2019-1, Class D, 2.57%, 1/25/2027 (b)	1,500,000	1,467,227
Trillium Credit Card Trust II, Series 2021-1A, Class C, 2.42%, 10/26/2029 (b)	1,000,000	919,053
Trinity Rail Leasing LLC, Series 2019-2A, Class A2, 3.10%, 10/18/2049 (b)	685,000	647,218
Trinity Rail Leasing LLC, Series 2020-2A, Class A1, 1.83%, 11/19/2050 (b)	1,403,682	1,314,208
Trinity Rail Leasing LLC, Series 2021-1A, Class A, 2.26%, 7/19/2051 (b)	958,867	851,693
United Auto Credit Securitization Trust, Series 2021-1, Class E, 2.58%, 6/10/2026 (b)	1,000,000	963,065
United Auto Credit Securitization Trust, Series 2022-1, Class D, 2.85%, 6/10/2027 (b)	1,000,000	942,995
US Auto Funding Trust, Series 2022-1A, Class A, 3.98%, 4/15/2025 (b)	1,000,000	990,668
Vivint Solar Financing VII LLC, Series 2020-1A, Class B, 3.22%, 7/31/2051 (b)	1,183,992	1,033,301

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/2049 (b)	$105,225	$101,551
Westlake Automobile Receivables Trust, Series 2020-1A, Class C, 2.52%, 4/15/2025 (b)	95,541	95,118
Westlake Automobile Receivables Trust, Series 2020-1A, Class D, 2.80%, 6/16/2025 (b)	2,000,000	1,974,466
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65%, 2/17/2026 (b)	1,000,000	962,733
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49%, 3/15/2027 (b)	1,000,000	955,496
World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.21%, 7/15/2026	391,000	390,647
World Omni Select Auto Trust, Series 2021-A, Class D, 1.44%, 11/15/2027	2,000,000	1,862,360

Total Asset Backed Securities
(Cost $136,952,894)		130,788,557

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.21%
Freddie Mac Structured Agency Credit Risk Debit, Series 2022-DNA2, Class M1A, 2.81%, 2/25/2042 (a),(b)	852,569	842,964

Total Collateralized Mortgage Obligations
(Cost $852,569)		842,964

U.S. GOVERNMENT & AGENCIES — 4.54%
Fannie Mae, Pool #MA4023, 3.50%, 1/1/2035	1,019,903	1,023,561
Fannie Mae, Pool #MA4038, 3.00%, 4/1/2035	244,302	243,163
Fannie Mae, Pool #CA8902, 2.50%, 2/1/2041	845,226	806,387
Fannie Mae, Pool #MA4364, 2.00%, 5/1/2041	895,133	829,620
Fannie Mae, Pool #CA6951, 2.50%, 9/1/2050	758,348	710,811
Fannie Mae, Pool #FM7195, 2.50%, 9/1/2050	881,387	825,395
Fannie Mae, Pool #MA4191, 2.00%, 11/1/2050	808,134	709,176
Fannie Mae, Pool #FM5316, 2.00%, 12/1/2050	1,770,137	1,599,201
Fannie Mae, Pool #MA4235, 2.00%, 1/1/2051	836,080	733,637
Fannie Mae, Pool #CB0397, 3.00%, 5/1/2051	791,554	765,992
Fannie Mae, Pool #FM8361, 2.50%, 8/1/2051	888,705	831,512
Fannie Mae, Pool #BT9111, 1.85%, 9/1/2051	965,654	911,864
Federal Home Loan Bank, 2.00%, 2/25/2036	1,000,000	824,163
Freddie Mac, Pool #RB5135, 2.00%, 10/1/2041	945,693	876,388
Freddie Mac, Pool #QA5121, 2.50%, 12/1/2049	1,080,681	1,013,071
Freddie Mac, Pool #RE6081, 2.00%, 1/1/2051	819,092	718,037
Freddie Mac, Pool #RE6085, 1.50%, 2/1/2051	1,781,786	1,502,078
Freddie Mac, Pool #8C0119, 1.51%, 9/1/2051	947,853	881,125

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Freddie Mac, Pool #SD8230, 4.50%, 6/1/2052	$990,698	$1,010,988
Freddie Mac, Pool #QE2792, 4.00%, 6/1/2052	997,795	1,007,163

Total U.S. Government & Agencies
(Cost $19,677,348)		17,823,332

COLLATERALIZED LOAN OBLIGATIONS — 6.85%
Apidos CLO XX, Series 2015-20A, Class A1RA, 2.14%, 7/16/2031 (3MO LIBOR + 110.0bps)(a),(b)	3,000,000	2,949,588
Ares XXXIIR CLO Ltd., Series 2014-32 RA, Class A1B, 2.61%, 5/15/2030 (a),(b)	1,000,000	972,689
ArrowMark Colorado Holdings, Series 2017-6A, Class A2, 3.96%, 7/15/2029 (3MO LIBOR + 145.0bps)(a),(b)	1,000,000	980,344
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A2, 3.91%, 1/15/2035 (a),(b)	1,000,000	962,307
Carlyle Global Market Strategies CLO Ltd., Series 2013-4A, Class A2RR, 3.66%, 1/15/2031 (a),(b)	825,000	797,774
Carlyle Global Market Strategies CLO Ltd., Series 2017-1A, Class A1R, 3.71%, 4/20/2031 (a),(b)	1,000,000	976,727
Carlyle Global Market Strategies CLO Ltd., Series 2019-1A, Class A1AR, 3.79%, 4/20/2031 (a),(b)	250,000	243,787
Carlyle US CLO Ltd., Series 2020-2A, Class A1R, 3.92%, 1/25/2035 (a),(b)	1,000,000	968,879
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A2, 3.84%, 1/20/2031 (a),(b)	625,000	596,373
Cedar Funding XII CLO Ltd., Series 2020-12A, Class XR, 3.78%, 10/25/2034 (a),(b)	1,000,000	999,993
Columbia Cent CLO Ltd., Series 2021-31A, Class X, 3.71%, 4/20/2034 (a),(b)	1,500,000	1,499,418
Goldentree Loan Management US CLO 5 Ltd., Series 2018-3A, Class AJ, 4.01%, 4/20/2030 (3MO LIBOR + 130.0bps)(a),(b)	1,000,000	974,289
Goldentree Loan Management US CLO 6 Ltd., Series 2019-6A, Class BR, 4.28%, 4/20/2035 (a),(b)	1,000,000	951,159
Hildene TruPS Financials Note Securitization, Series 2019-2A, Class A1, 3.27%, 5/22/2039 (3MO LIBOR + 176.0bps)(a),(b)	1,790,186	1,754,383
HPS Loan Management Ltd., Series 2010A-16, Class X, 3.61%, 4/20/2034 (a),(b)	761,905	761,592
ICG US CLO Ltd., Series 2014-1A, Class A1A2, 3.91%, 10/20/2034 (a),(b)	1,000,000	968,762
Madison Park Funding XXI Ltd., Series 2016-21A, Class ABRR, 3.91%, 10/15/2032 (a),(b)	1,000,000	974,134
Morgan Stanley Eaton Vance CLO, Series 2022-16A, Class A2, 2.43%, 4/15/2035 (a),(b)	1,000,000	962,945

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Northwoods Capital XVII Ltd., Series 2018-17A, Class A, 3.82%, 4/22/2031 (3MO LIBOR + 106.0bps)(a),(b)	$3,000,000	$2,934,822
Oaktree CLO Ltd., Series 2019-3A, Class A1R, 3.91%, 10/20/2034 (a),(b)	1,000,000	972,232
OZLM XII Ltd., Series 2015-12A, Class A1R, 2.34%, 4/30/2027 (3MO LIBOR + 105.0bps)(a),(b)	19,164	19,134
Rockford Tower CLO Ltd., Series 2019-2A, Class AR, 2.58%, 8/20/2032 (3MO LIBOR + 110.0bps)(a),(b)	1,000,000	975,159
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class BR, 4.06%, 4/15/2030 (a),(b)	2,000,000	1,949,360
Voya CLO Ltd., Series 2016-3A, Class XR, 3.44%, 10/18/2031 (3MO LIBOR + 70.0bps)(a),(b)	112,500	112,500
Voya CLO Ltd., Series 2020-3A, Class AR, 3.86%, 10/20/2034 (3MO LIBOR + 115.0bps)(a),(b)	675,000	656,621

Total Collateralized Loan Obligations
(Cost $27,480,701)		26,914,971

Total Investments — 99.35%
(Cost $409,339,327)		390,236,413
Other Assets in Excess of Liabilities — 0.65%		2,558,912
Net Assets — 100.00%		$392,795,325

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as July 31, 2022 was $232,478,302, representing 59.19% of net assets.

MTN — Medium Term Note

The accompanying notes are an integral part of these financial statements.

Yorktown Master Allocation Fund

SCHEDULE OF INVESTMENTS

July 31, 2022

(Unaudited)

Fund Holdings (as a percentage of net assets)

Growth Funds	34.14%
Income Funds	31.78%
Small Cap Funds	31.43%
Other	2.65%
100.00%

	Shares	Fair Value
INVESTMENT COMPANIES — 97.35%(a)
Growth Funds— 34.14%
Yorktown Growth Fund, Institutional Class	312,388	$4,988,840

Capital Appreciation Funds— 31.78%
Yorktown Capital Appreciation Fund, Institutional Class	185,745	4,643,633

Small Cap Funds— 31.43%
Yorktown Small Cap Fund, Institutional Class	304,907	4,591,892

Total Investment Companies
(Cost $11,094,057)		14,224,365

Total Investments — 97.35%
(Cost $11,094,057)		14,224,365
Other Assets in Excess of Liabilities — 2.65%		387,467
Net Assets — 100.00%		$14,611,832

(a)	Affiliated issuer.

The accompanying notes are an integral part of these financial statements.

Yorktown Small Cap Fund

SCHEDULE OF INVESTMENTS

July 31, 2022

(Unaudited)

Fund Holdings (as a percentage of net assets)

Industrials	15.77%
Technology	15.27%
Financials	14.53%
Health Care	9.39%
Consumer Discretionary	8.45%
Materials	6.57%
Communications	3.39%
Real Estate	3.34%
Consumer Staples	2.22%
Energy	1.80%
Utilities	0.66%
Other	18.61%
100.00%

	Shares	Fair Value
COMMON STOCKS — 81.39%
Communications — 3.39%
TechTarget, Inc.(a)	20,400	$1,329,876

Consumer Discretionary — 8.45%
Arcos Dorados Holdings, Inc., Class A	44,700	324,522
Buckle, Inc. (The)	8,200	247,640
Dick’s Sporting Goods, Inc.	6,200	580,258
Kohl’s Corp.	8,300	241,862
Lithia Motors, Inc., Class A	3,400	901,952
OneWater Marine, Inc., Class A(a)	14,500	525,480
Winnebago Industries, Inc.	8,200	495,034
		3,316,748
Consumer Staples — 2.22%
BJ’s Wholesale Club Holdings, Inc.(a)	12,900	873,330

Energy — 1.80%
Matador Resources Co.	5,500	317,790
TravelCenters of America, Inc.(a)	9,300	387,996
		705,786
Financials — 14.53%
Bank OZK	8,700	348,870
First BanCorp.	50,800	766,572
LPL Financial Holdings, Inc.	8,600	1,805,312
Meta Financial Group, Inc.	7,200	242,784
PennantPark Investment Corp.(b)	64,500	420,540
Stifel Financial Corp.	5,200	311,012
StoneX Group, Inc.(a)	4,400	383,372
United Community Banks, Inc.	23,200	789,496
Wintrust Financial Corp.	7,400	636,696
		5,704,654
Health Care — 9.39%
Catalyst Pharmaceuticals, Inc.(a)	50,000	512,000
Intellia Therapeutics, Inc.(a)	12,700	822,452
Repligen Corp.(a)	5,600	1,196,815
Sinovac Biotech Ltd.(a)(c)	74,893	484,558
Tenet Healthcare Corp.(a)	10,200	674,424
		3,688,249
Industrials — 15.77%
Alaska Air Group, Inc.(a)	11,600	514,228
FTI Consulting, Inc.(a)	3,300	539,748
Knight-Swift Transportation Holdings, Inc.	7,600	417,620
Mueller Industries, Inc.	18,866	1,270,248
Novanta, Inc.(a)	8,300	1,279,860
NV5 Global, Inc.(a)	10,400	1,410,240
Safe Bulkers, Inc.	96,800	373,648
TriNet Group, Inc.(a)	4,700	387,750
		6,193,342
Materials — 6.57%
Alpha Metallurgical Resources, Inc.	4,000	547,040
Cleveland-Cliffs, Inc.(a)	53,600	949,256

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Huntsman Corp.	22,900	$663,184
Uranium Energy Corp.(a)	100,000	420,000
		2,579,480
Real Estate — 3.34%
Matson, Inc.	11,100	1,017,537
Newmark Group, Inc., Class A	25,800	294,120
		1,311,657
Technology — 15.27%
Amkor Technology, Inc.	21,000	423,570
Jabil, Inc.	9,000	534,060
Kulicke & Soffa Industries, Inc.	7,300	351,276
Lattice Semiconductor Corp.(a)	13,200	811,800
Magic Software Enterprises Ltd.	23,200	455,880
Morningstar, Inc.	4,700	1,200,145
Perion Network Ltd.(a)	38,700	724,851
Power Integrations, Inc.	8,200	697,082
Rambus, Inc.(a)	31,500	796,320
		5,994,984
Utilities — 0.66%
Kenon Holdings Ltd.	6,000	259,740

Total Common Stocks
(Cost $24,357,207)		31,957,846

Total Investments — 81.39%
(Cost $24,357,207)		31,957,846
Other Assets in Excess of Liabilities — 18.61%		7,305,288
Net Assets — 100.00%		$39,263,134

(a)	Non-income producing security.

(b)	Business Development Company

(c)	Illiquid security. Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 1.23% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Statements of Assets and Liabilities

July 31, 2022
(Unaudited)

	Growth Fund	Capital Appreciation Fund	Multi- Sector Bond Fund
Assets:
Investments in unaffiliated issuers at value (identified cost of $44,781,759, $16,663,440 and $362,957,651, respectively)	$60,131,387	$14,583,917	$330,322,979
Total investments	60,131,387	14,583,917	330,322,979

Cash	1,762,448	1,526,603	1,445,454
Dividends and interest receivable	10,795	7,196	3,146,853
Receivable for securities sold	—	—	822,500
Reclaims receivable	23,426	3,601	—
Receivable for shareholder purchases	8,532	7,033	53,754
Receivable from adviser	—	3,965	—
Other assets	28,975	28,295	52,671
Total assets	61,965,563	16,160,610	335,844,211

Liabilities:
Payable for shareholder redemptions	77,795	8,000	289,018
Payable for securities purchased	—	—	999,799
Accrued distribution fees	25,633	6,290	160,363
Accrued advisory fees	25,356	—	112,415
Accrued accounting service and transfer agent fees	10,600	8,405	34,466
Other accrued expenses	15,888	7,109	63,422
Total liabilities	155,272	29,804	1,659,483

Net assets	$61,810,291	$16,130,806	$334,184,728

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Growth Fund	Capital Appreciation Fund	Multi- Sector Bond Fund
Shares of beneficial interest (unlimited number of shares authorized; no par value)
Institutional Class: Shares outstanding	1,376,337	289,491	13,415,653
Net assets	$21,983,100	$7,237,092	$122,448,621
Net asset value per share	$15.97	$25.00	$9.13
Class A: Shares outstanding	525,861	67,421	4,931,268
Net assets	$7,737,418	$1,621,800	$42,585,674
Net asset value per share	$14.71	$24.05	$8.64
Maximum offering price per share(a)	$15.61	$25.52	$9.17
Class L: Shares outstanding	3,081,390	322,891	19,910,375
Net assets	$32,089,773	$7,271,914	$160,520,974
Net asset value per share	$10.41	$22.52	$8.06
Class C: Shares outstanding			1,094,059
Net assets			$8,629,459
Net asset value per share			$7.89

Net assets consist of:
Paid-in capital	$49,468,921	$19,167,166	$553,370,643
Accumulated earnings (deficit)	12,341,370	(3,036,360)	(219,185,915)

Net assets applicable to outstanding shares of beneficial interest	$61,810,291	$16,130,806	$334,184,728

(a)	Based on maximum initial sales charge of 5.75%.

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund
Assets:
Investments in unaffiliated issuers at value (identified cost of $409,339,327, $— and $24,357,207, respectively)	$390,236,413	$—	$31,957,846
Investments in affiliated issuers at value (identified cost of $—, $11,094,057 and $—, respectively)	—	14,224,365	—
Total investments	390,236,413	14,224,365	31,957,846

Cash	332,853	382,918	7,315,501
Dividends and interest receivable	1,702,833	235	4,098
Receivable for securities sold	1,487,400	—	—
Receivable for shareholder purchases	248,324	3,856	3,632
Other assets	48,530	21,896	30,039
Total assets	394,056,353	14,633,270	39,311,116

Liabilities:
Payable for shareholder redemptions	816,963	350	8,781
Accrued distribution fees	137,096	5,422	2,794
Accrued advisory fees	203,898	3,530	16,412
Accrued accounting service and transfer agent fees	32,054	8,062	11,454
Other accrued expenses	71,017	4,074	8,541
Total liabilities	1,261,028	21,438	47,982

Net assets	$392,795,325	$14,611,832	$39,263,134

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund
Shares of beneficial interest (unlimited number of shares authorized; no par value)
Institutional Class: Shares outstanding	33,927,449	310,812	2,329,810
Net assets	$136,045,611	$6,037,628	$35,078,725
Net asset value per share	$4.01	$19.43	$15.06
Class A: Shares outstanding	2,818,674	140,830	58,519
Net assets	$10,575,748	$2,438,052	$868,822
Net asset value per share	$3.75	$17.31	$14.85
Maximum offering price per share(a)	$3.84	$18.37	$15.76
Class L: Shares outstanding	72,494,475	412,806	234,328
Net assets	$246,173,966	$6,136,152	$3,315,587
Net asset value per share	$3.40	$14.86	$14.15

Net assets consist of:
Paid-in capital	$426,041,040	$10,831,294	$32,969,468
Accumulated earnings (deficit)	(33,245,715)	3,780,538	6,293,666

Net assets applicable to outstanding shares of beneficial interest	$392,795,325	$14,611,832	$39,263,134

(a)	Based on maximum initial sales charge of 5.75% (2.25% for the Short Term Bond Fund).

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Statements of Operations

For the Six Months Ended July 31, 2022
(Unaudited)

	Growth Fund	Capital Appreciation Fund	Multi- Sector Bond Fund
Investment income
Dividends from unaffiliated issuers (net of foreign taxes withheld of $32,237, $937 and $—, respectively)	$331,685	$89,687	$—
Interest	3,171	2,356	9,120,718
Total income	334,856	92,043	9,120,718
Expenses
Investment advisory fees	321,120	54,551	729,685
Distribution fees
Class A	—	2,252	118,380
Class L	164,292	40,981	863,807
Class C	—	—	50,070
Transfer agent fees	37,046	22,376	177,199
Accounting service fees	32,266	30,324	50,184
Registration fees	24,791	25,048	46,588
Professional fees	8,300	5,622	27,888
Custodial fees	6,710	3,610	26,983
Trustee fees	6,202	1,861	35,391
Shareholder reports	4,119	1,832	20,676
Line of credit fees	3,780	3,061	8,581
Insurance	2,504	768	12,627
Interest expense	37	—	832
Miscellaneous	16,960	8,762	75,202
Total operating expenses	628,127	201,048	2,244,093
Less expenses waived by investment adviser	(142,444)	(64,944)	—
Net operating expenses	485,683	136,104	2,244,093
Net investment income (loss)	(150,827)	(44,061)	6,876,625
Realized & Change in Unrealized Gain (Loss) on Investments
Net realized loss from security transactions in unaffiliated issuers	(3,281,696)	(926,898)	(3,769,813)
Net realized gain from foreign currency	3,298	—	—
Change in unrealized depreciation on investments in unaffiliated issuers	(4,725,957)	(3,970,736)	(35,976,389)
Change in unrealized depreciation on foreign currency	(1,569)	(370)	—
Net realized and change in unrealized (loss) on investments	(8,005,924)	(4,898,004)	(39,746,202)
Net decrease in net assets resulting from operations	$(8,156,751)	$(4,942,065)	$(32,869,577)

YORKTOWN FUNDS

STATEMENTS OF OPERATIONS, Continued

	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund
Investment income
Dividends from unaffiliated issuers (net of foreign taxes withheld of $–, $– and $4,946, respectively)	$—	$—	$311,005
Interest	5,444,386	1,036	9,154
Total income	5,444,386	1,036	320,159
Expenses
Investment advisory fees	1,585,189	22,002	187,721
Distribution fees
Class A	—	3,038	1,105
Class L	935,644	29,105	15,745
Transfer agent fees	143,554	22,644	35,516
Accounting service fees	49,589	30,148	31,370
Registration fees	47,583	23,118	26,440
Professional fees	33,551	6,026	7,723
Custodial fees	24,481	1,477	2,332
Trustee fees	45,988	1,344	4,147
Shareholder reports	13,245	1,635	4,127
Line of credit fees	10,139	2,999	3,449
Insurance	17,009	525	1,843
Interest expense	5,139	—	577
Miscellaneous	111,415	5,349	9,956
Total operating expenses	3,022,526	149,410	332,051
Less expenses waived by investment adviser	(171,177)	—	(71,478)
Net operating expenses	2,851,349	149,410	260,573
Net investment income (loss)	2,593,037	(148,374)	59,586
Realized & Change in Unrealized Gain (Loss) on Investments
Net realized loss from security transactions in unaffiliated issuers	(2,051,113)	—	(2,493,049)
Change in unrealized depreciation on investments in unaffiliated issuers	(18,168,430)	—	(2,358,966)
Change in unrealized depreciation on investments in affiliated issuers	—	(2,427,422)	—
Net realized and change in unrealized (loss) on investments	(20,219,543)	(2,427,422)	(4,852,015)
Net decrease in net assets resulting from operations	$(17,626,506)	$(2,575,796)	$(4,792,429)

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Statements of Changes in Net Assets

	Growth Fund		Capital Appreciation Fund
	For the Six Months Ended July 31, 2022 (Unaudited)	For the Year Ended January 31, 2022	For the Six Months Ended July 31, 2022 (Unaudited)	For the Year Ended January 31, 2022
Operations:
Net investment loss	$(150,827)	$(680,996)	$(44,061)	$(125,506)
Net realized gain (loss) from security transactions	(3,278,398)	5,091,228	(926,898)	204,487
Change in unrealized depreciation on investments	(4,727,526)	(3,076,067)	(3,971,106)	(1,431,818)
Net increase (decrease) in net assets resulting from operations	(8,156,751)	1,334,165	(4,942,065)	(1,352,837)

Distributions:
From earnings:
Institutional Class	—	(3,338,024)	—	(10,967)
Class A	—	(1,332,498)	—	(1,059)
Class L	—	(6,899,036)	—	—
	—	(11,569,558)	—	(12,026)
Capital Transactions — Institutional Class:
Proceeds from shares sold	2,398,846	5,680,017	766,562	893,295
Reinvestment of distributions	—	3,322,996	—	10,609
Amount paid for shares redeemed	(4,301,499)	(5,032,104)	(1,367,812)	(876,688)
Total Institutional Class	(1,902,653)	3,970,909	(601,250)	27,216
Capital Transactions — Class A:
Proceeds from shares sold	133,970	980,212	148,485	79,318
Reinvestment of distributions	—	1,263,700	—	1,015
Amount paid for shares redeemed	(911,400)	(1,672,654)	(276,656)	(439,805)
Total Class A	(777,430)	571,258	(128,171)	(359,472)
Capital Transactions — Class L:
Proceeds from shares sold	1,758,584	8,604,563	331,691	1,785,119
Reinvestment of distributions	—	6,771,980	—	—
Amount paid for shares redeemed	(2,839,594)	(6,749,382)	(917,983)	(965,390)
Total Class L	(1,081,010)	8,627,161	(586,292)	819,729
Net increase (decrease) in net assets resulting from capital share transactions	(3,761,093)	13,169,328	(1,315,713)	487,473
Total increase (decrease) in net assets	(11,917,844)	2,933,935	(6,257,778)	(877,390)

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Growth Fund		Capital Appreciation Fund
	For the Six Months Ended July 31, 2022 (Unaudited)	For the Year Ended January 31, 2022	For the Six Months Ended July 31, 2022 (Unaudited)	For the Year Ended January 31, 2022
Net Assets
Beginning of period	$73,728,135	$70,794,200	$22,388,584	$23,265,974
End of period	$61,810,291	$73,728,135	$16,130,806	$22,388,584

Share Transactions — Institutional Class:
Shares sold	139,949	262,708	25,281	24,289
Shares issued in reinvestment of distributions	—	165,901	—	288
Shares redeemed	(259,685)	(233,348)	(46,930)	(24,252)
Total Institutional Class	(119,736)	195,261	(21,649)	325
Share Transactions — Class A:
Shares sold	8,374	50,186	4,832	2,287
Shares issued in reinvestment of distributions	—	68,493	—	29
Shares redeemed	(60,734)	(86,117)	(9,456)	(12,942)
Total Class A	(52,360)	32,562	(4,624)	(10,626)
Share Transactions — Class L:
Shares sold	166,213	586,379	13,344	53,243
Shares issued in reinvestment of distributions	—	515,372	—	—
Shares redeemed	(268,418)	(469,182)	(35,932)	(29,047)
Total Class L	(102,205)	632,569	(22,588)	24,196

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Multi-Sector Bond Fund		Short Term Bond Fund
	For the Six Months Ended July 31, 2022 (Unaudited)	For the Year Ended January 31, 2022	For the Six Months Ended July 31, 2022 (Unaudited)	For the Year Ended January 31, 2022
Operations:
Net investment income	$6,876,625	$14,945,755	$2,593,037	$6,290,434
Net realized gain (loss) from security transactions	(3,769,813)	4,801,649	(2,051,113)	1,330,315
Change in unrealized depreciation on investments	(35,976,389)	(15,333,721)	(18,168,430)	(14,648,652)
Net increase (decrease) in net assets resulting from operations	(32,869,577)	4,413,683	(17,626,506)	(7,027,903)

Distributions:
From earnings:
Institutional Class	(3,077,279)	(5,898,126)	(1,318,363)	(2,941,619)
Class A	(1,002,243)	(2,285,256)	(96,550)	(197,353)
Class L	(3,452,455)	(6,784,053)	(1,787,211)	(3,831,438)
Class C	(204,316)	(494,597)
	(7,736,293)	(15,462,032)	(3,202,124)	(6,970,410)

Capital Transactions — Institutional Class:
Proceeds from shares sold	5,509,910	62,808,365	29,416,943	89,462,636
Reinvestment of distributions	2,748,051	5,075,721	1,243,799	2,787,389
Amount paid for shares redeemed	(28,099,941)	(57,332,473)	(67,707,436)	(115,343,480)
Total Institutional Class	(19,841,980)	10,551,613	(37,046,694)	(23,093,455)
Capital Transactions — Class A:
Proceeds from shares sold	744,247	3,895,295	1,829,313	5,887,073
Reinvestment of distributions	813,924	1,892,423	95,130	191,265
Amount paid for shares redeemed	(9,104,453)	(23,422,827)	(2,720,053)	(6,147,390)
Total Class A	(7,546,282)	(17,635,109)	(795,610)	(69,052)
Capital Transactions — Class L:
Proceeds from shares sold	11,919,368	36,538,924	14,988,572	205,741,045
Reinvestment of distributions	3,116,276	6,081,332	1,677,434	3,587,221
Amount paid for shares redeemed	(29,837,842)	(64,589,882)	(112,621,550)	(200,581,081)
Total Class L	(14,802,198)	(21,969,626)	(95,955,544)	8,747,185
Capital Transactions — Class C:
Proceeds from shares sold	95,028	449,351
Reinvestment of distributions	120,910	301,045
Amount paid for shares redeemed	(2,840,447)	(6,267,772)
Total Class C	(2,624,509)	(5,517,376)
Net decrease in net assets resulting from capital share transactions	(44,814,969)	(34,570,498)	(133,797,848)	(14,415,322)
Total decrease in net assets	(85,420,839)	(45,618,847)	(154,626,478)	(28,413,635)

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Multi-Sector Bond Fund		Short Term Bond Fund
	For the Six Months Ended July 31, 2022 (Unaudited)	For the Year Ended January 31, 2022	For the Six Months Ended July 31, 2022 (Unaudited)	For the Year Ended January 31, 2022
Net Assets
Beginning of period	$419,605,567	$465,224,414	$547,421,803	$575,835,438
End of period	$334,184,728	$419,605,567	$392,795,325	$547,421,803

Share Transactions — Institutional Class:
Shares sold	573,301	6,030,401	7,269,468	21,058,542
Shares issued in reinvestment of distributions	290,904	489,410	305,879	656,541
Shares redeemed	(2,961,739)	(5,533,000)	(16,699,680)	(27,237,164)
Total Institutional Class	(2,097,534)	986,811	(9,124,333)	(5,522,081)
Share Transactions — Class A:
Shares sold	82,569	394,665	489,047	1,478,351
Shares issued in reinvestment of distributions	90,986	192,553	25,033	48,099
Shares redeemed	(1,019,114)	(2,376,781)	(715,553)	(1,547,690)
Total Class A	(845,559)	(1,789,563)	(201,473)	(21,240)
Share Transactions — Class L:
Shares sold	1,392,189	3,960,517	4,315,548	57,016,571
Shares issued in reinvestment of distributions	373,662	660,786	486,767	994,546
Shares redeemed	(3,550,061)	(7,013,815)	(32,659,852)	(55,725,316)
Total Class L	(1,784,210)	(2,392,512)	(27,857,537)	2,285,801
Share Transactions — Class C:
Shares sold	11,617	50,032
Shares issued in reinvestment of distributions	14,776	33,408
Shares redeemed	(344,746)	(695,968)
Total Class C	(318,353)	(612,528)

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Master Allocation Fund		Small Cap Fund
	For the Six Months Ended July 31, 2022 (Unaudited)	For the Year Ended January 31, 2022	For the Six Months Ended July 31, 2022 (Unaudited)	For the Year Ended January 31, 2022
Operations:
Net investment income (loss)	$(148,374)	$(190,295)	$59,586	$(184,729)
Net realized gain (loss) from security transactions	—	354,702	(2,493,049)	6,024,919
Long-term capital gain distributions from investment companies	—	761,832	—	—
Change in unrealized depreciation on investments	(2,427,422)	(1,181,788)	(2,358,966)	(5,697,995)
Net increase (decrease) in net assets resulting from operations	(2,575,796)	(255,549)	(4,792,429)	142,195

Distributions:
From earnings:
Institutional Class	—	(358,090)	—	(2,530,744)
Class A	—	(121,230)	—	(46,652)
Class L	—	(352,912)	—	(160,529)
	—	(832,232)	—	(2,737,925)

Capital Transactions — Institutional Class:
Proceeds from shares sold	35,670	87,045	7,190,514	20,259,691
Reinvestment of distributions	—	355,381	—	2,184,109
Amount paid for shares redeemed	(404,971)	(1,263,276)	(12,778,634)	(20,479,089)
Total Institutional Class	(369,301)	(820,850)	(5,588,120)	1,964,711
Capital Transactions — Class A:
Proceeds from shares sold	529,385	395,906	60,300	326,195
Reinvestment of distributions	—	116,836	—	46,652
Amount paid for shares redeemed	(205,688)	(508,822)	(27,592)	(94,067)
Total Class A	323,697	3,920	32,708	278,780
Capital Transactions — Class L:
Proceeds from shares sold	1,659,429	1,175,708	660,727	1,286,508
Reinvestment of distributions	—	351,317	—	159,384
Amount paid for shares redeemed	(393,324)	(911,056)	(184,972)	(328,724)
Total Class L	1,266,105	615,969	475,755	1,117,168
Net increase (decrease) in net assets resulting from capital share transactions	1,220,501	(200,961)	(5,079,657)	3,360,659
Total increase (decrease) in net assets	(1,355,295)	(1,288,742)	(9,872,086)	764,929

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Master Allocation Fund		Small Cap Fund
	For the Six Months Ended July 31, 2022 (Unaudited)	For the Year Ended January 31, 2022	For the Six Months Ended July 31, 2022 (Unaudited)	For the Year Ended January 31, 2022
Net Assets
Beginning of period	$15,967,127	$17,255,869	$49,135,220	$48,370,291
End of period	$14,611,832	$15,967,127	$39,263,134	$49,135,220

Share Transactions — Institutional Class:
Shares sold	1,634	3,416	509,543	1,103,101
Shares issued in reinvestment of distributions	—	13,611	—	116,176
Shares redeemed	(18,908)	(48,700)	(843,538)	(1,158,527)
Total Institutional Class	(17,274)	(31,673)	(333,995)	60,750
Share Transactions — Class A:
Shares sold	27,264	19,122	3,641	18,487
Shares issued in reinvestment of distributions	—	5,012	—	2,512
Shares redeemed	(10,782)	(21,835)	(1,744)	(5,092)
Total Class A	16,482	2,299	1,897	15,907
Share Transactions — Class L:
Shares sold	102,943	59,295	44,773	74,440
Shares issued in reinvestment of distributions	—	17,470	—	8,964
Shares redeemed	(24,986)	(44,753)	(12,410)	(18,944)
Total Class L	77,957	32,012	32,363	64,460

The accompanying notes are an integral part of these financial statements.

Yorktown Growth Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2022		For the Year Ended January 31,
	(Unaudited)		2022	2021	2020		2019		2018
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$17.92		$19.69	$16.48	$14.67		$19.37		$15.93
Income from investment operations
Net investment loss(1)	—	(2)	(0.07)	(0.10)	(0.03	)(3)	(0.04	)(3)	(0.02	)(3)
Net realized and unrealized gain (loss) on investments	(1.95)		0.82	5.23	2.99		(2.03)		4.62
Total income (loss) from investment operations	(1.95)		0.75	5.13	2.96		(2.07)		4.60

Distributions
From net realized gain on security transactions	—		(2.52)	(1.92)	(1.15)		(2.63)		(1.16)
Total distributions	—		(2.52)	(1.92)	(1.15)		(2.63)		(1.16)
Net asset value, end of year/period	$15.97		$17.92	$19.69	$16.48		$14.67		$19.37

Total return	(10.88	)%(4)	2.45%	31.70%	20.28%		(10.41)%		29.38%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$21,983		$26,805	$25,611	$28,514		$20,181		$22,943
Ratio of expenses to average net assets before waivers	1.45	%(5)	1.37%	1.46%	1.46	%(6)	1.45	%(6)	1.40	%(6)
Ratio of net expenses to average net assets	1.00	%(5)	1.04%	1.33%	1.46	%(6)	1.45	%(6)	1.40	%(6)
Ratio of net investment income (loss) to average net assets	0.04	%(5)	(0.33)%	(0.58)%	(0.17)%		(0.21)%		(0.12)%
Portfolio turnover rate	18	%(4)	54%	94%	43%		61%		33%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Not annualized.
(5)	Annualized.
(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2022		For the Year Ended January 31,
	(Unaudited)		2022	2021	2020		2019		2018
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$16.51		$18.31	$15.44	$13.80		$18.40		$15.18
Income from investment operations
Net investment loss(1)	—	(2)	(0.07)	(0.09)	(0.02	)(3)	(0.02	)(3)	—	(2),(3)
Net realized and unrealized gain (loss) on investments	(1.80)		0.79	4.88	2.81		(1.95)		4.38
Total income (loss) from investment operations	(1.80)		0.72	4.79	2.79		(1.97)		4.38

Distributions
From net realized gain on security transactions	—		(2.52)	(1.92)	(1.15)		(2.63)		(1.16)
Total distributions	—		(2.52)	(1.92)	(1.15)		(2.63)		(1.16)
Net asset value, end of year/period	$14.71		$16.51	$18.31	$15.44		$13.80		$18.40

Total return (excludes sales charge)	(10.90	)%(4)	2.48%	31.63%	20.33%		(10.42)%		29.38%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$7,737		$9,544	$9,991	$8,835		$8,487		$14,943
Ratio of expenses to average net assets before waivers	1.45	%(5)	1.37%	1.46%	1.46	%(6)	1.45	%(6)	1.40	%(6)
Ratio of net expenses to average net assets	1.00	%(5)	1.04%	1.33%	1.46	%(6)	1.45	%(6)	1.40	%(6)
Ratio of net investment income (loss) to average net assets	0.04	%(5)	(0.33)%	(0.57)%	(0.15)%		(0.13)%		(0.01)%
Portfolio turnover rate	18	%(4)	54%	94%	43%		61%		33%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Not annualized.
(5)	Annualized.
(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2022		For the Year Ended January 31,
	(Unaudited)		2022	2021	2020		2019		2018
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.74		$13.80	$12.13	$11.16		$15.60		$13.15
Income from investment operations
Net investment loss(1)	(0.05)		(0.20)	(0.20)	(0.14	)(2)	(0.17	)(2)	(0.15	)(2)
Net realized and unrealized gain (loss) on investments	(1.28)		0.66	3.79	2.26		(1.64)		3.76
Total income (loss) from investment operations	(1.33)		0.46	3.59	2.12		(1.81)		3.61

Distributions
From net realized gain on security transactions	—		(2.52)	(1.92)	(1.15)		(2.63)		(1.16)
Total distributions	—		(2.52)	(1.92)	(1.15)		(2.63)		(1.16)
Net asset value, end of year/period	$10.41		$11.74	$13.80	$12.13		$11.16		$15.60

Total return	(11.33	)%(3)	1.38%	30.35%	19.13%		(11.29)%		28.04%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$32,090		$37,380	$35,192	$27,129		$23,097		$30,890
Ratio of expenses to average net assets before waivers	2.45	%(4)	2.37%	2.46%	2.46	%(5)	2.45	%(5)	2.40	%(5)
Ratio of net expenses to average net assets	2.00	%(4)	2.04%	2.33%	2.46	%(5)	2.45	%(5)	2.40	%(5)
Ratio of net investment loss to average net assets	(0.96	)%(4)	(1.33)%	(1.57)%	(1.16)%		(1.17)%		(1.05)%
Portfolio turnover rate	18	%(3)	54%	94%	43%		61%		33%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Yorktown Capital Appreciation Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2022		For the Year Ended January 31,
	(Unaudited)		2022	2021	2020		2019		2018
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$32.29		$34.01	$32.98	$30.49		$43.67		$43.52
Income from investment operations
Net investment income (loss)(1)	—	(2)	(0.01)	0.41	0.58	(3)	1.00	(3)	0.85	(3)
Net realized and unrealized gain (loss) on investments	(7.29)		(1.67)	1.00	2.48		(3.01)		7.20
Total income (loss) from investment operations	(7.29)		(1.68)	1.41	3.06		(2.01)		8.05

Distributions
From net investment income	—		(0.04)	(0.38)	(0.52)		(0.94)		(1.22)
From net realized gain on security transactions	—		—	—	(0.05)		(10.23)		(6.68)
Total distributions	—		(0.04)	(0.38)	(0.57)		(11.17)		(7.90)
Net asset value, end of year/period	$25.00		$32.29	$34.01	$32.98		$30.49		$43.67

Total return	(22.58	)%(4)	(4.96)%	4.40%	10.12%		(4.01)%		19.55%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$7,237		$10,047	$10,570	$12,092		$8,906		$19,073
Ratio of expenses to average net assets before waivers	1.74	%(5)	1.44%	1.52%	1.47	%(6)	1.28	%(6)	1.14	%(6)
Ratio of net expenses to average net assets	1.02	%(5)	1.01%	1.17%	1.47	%(6)	1.28	%(6)	1.14	%(6)
Ratio of net investment income (loss) to average net assets	(0.01	)%(5)	(0.03)%	1.29%	1.82%		2.51%		1.86%
Portfolio turnover rate	90	%(4)	162%	228%	46%		126%		92%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Not annualized.
(5)	Annualized.
(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL Appreciation FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2022		For the Year Ended January 31,
	(Unaudited)		2022	2021	2020		2019		2018
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$31.11		$32.83	$31.85	$29.47		$42.59		$42.63
Income from investment operations
Net investment income (loss)(1)	(0.03)		(0.10)	0.31	0.49	(2)	0.84	(2)	0.72	(2)
Net realized and unrealized gain (loss) on investments	(7.03)		(1.61)	0.97	2.39		(2.89)		7.03
Total income (loss) from investment operations	(7.06)		(1.71)	1.28	2.88		(2.05)		7.75

Distributions
From net investment income	—		(0.01)	(0.30)	(0.45)		(0.84)		(1.11)
From net realized gain on security transactions	—		—	—	(0.05)		(10.23)		(6.68)
Total distributions	—		(0.01)	(0.30)	(0.50)		(11.07)		(7.79)
Net asset value, end of year/period	$24.05		$31.11	$32.83	$31.85		$29.47		$42.59

Total return (excludes sales charge)	(22.69	)%(3)	(5.20)%	4.14%	9.82%		(4.21)%		19.21%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$1,622		$2,241	$2,714	$3,328		$3,744		$5,941
Ratio of expenses to average net assets before waivers	1.99	%(4)	1.69%	1.77%	1.72	%(5)	1.53	%(5)	1.39	%(5)
Ratio of net expenses to average net assets	1.27	%(4)	1.26%	1.42%	1.72	%(5)	1.53	%(5)	1.39	%(5)
Ratio of net investment income (loss) to average net assets	(0.26	)%(4)	(0.28)%	1.03%	1.59%		2.19%		1.61%
Portfolio turnover rate	90	%(3)	162%	228%	46%		126%		92%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL Appreciation FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2022		For the Year Ended January 31,
	(Unaudited)		2022	2021	2020		2019		2018
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$29.24		$31.07	$30.18	$27.95		$41.01		$41.31
Income from investment operations
Net investment income (loss)(1)	(0.12)		(0.34)	0.08	0.24	(2)	0.50	(2)	0.37	(2)
Net realized and unrealized gain (loss) on investments	(6.60)		(1.49)	0.91	2.27		(2.76)		6.80
Total income (loss) from investment operations	(6.72)		(1.83)	0.99	2.51		(2.26)		7.17

Distributions
From net investment income	—		—	(0.10)	(0.23)		(0.57)		(0.79)
From net realized gain on security transactions	—		—	—	(0.05)		(10.23)		(6.68)
Total distributions	—		—	(0.10)	(0.28)		(10.80)		(7.47)
Net asset value, end of year/period	$22.52		$29.24	$31.07	$30.18		$27.95		$41.01

Total return	(22.98	)%(3)	(5.89)%	3.32%	9.02%		(4.95)%		18.33%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$7,272		$10,100	$9,982	$9,634		$11,483		$14,750
Ratio of expenses to average net assets before waivers	2.74	%(4)	2.44%	2.52%	2.47	%(5)	2.28	%(5)	2.14	%(5)
Ratio of net expenses to average net assets	2.02	%(4)	2.01%	2.17%	2.47	%(5)	2.28	%(5)	2.14	%(5)
Ratio of net investment income (loss) to average net assets	(1.01	)%(4)	(1.03)%	0.27%	0.84%		1.36%		0.85%
Portfolio turnover rate	90	%(3)	162%	228%	46%		126%		92%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Yorktown Multi-Sector Bond Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2022		For the Year Ended January 31,
	(Unaudited)		2022	2021	2020		2019		2018
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.13		$10.36	$10.96	$10.46		$11.15		$10.71
Income from investment operations
Net investment income(1)	0.20		0.40	0.46	0.53	(2)	0.55	(2)	0.66	(2)
Net realized and unrealized gain (loss) on investments	(0.99)		(0.25)	(0.62)	0.48		(0.76)		0.44
Total income (loss) from investment operations	(0.79)		0.15	(0.16)	1.01		(0.21)		1.10

Distributions
From net investment income	(0.21)		(0.38)	(0.44)	(0.51)		(0.48)		(0.66)
Total distributions	(0.21)		(0.38)	(0.44)	(0.51)		(0.48)		(0.66)
Net asset value, end of year/period	$9.13		$10.13	$10.36	$10.96		$10.46		$11.15

Total return	(7.80	)%(3)	1.46%	(1.18)%	9.95%		(1.84)%		10.63%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$122,449		$157,188	$150,520	$239,870		$246,831		$273,474
Ratio of net expenses to average net assets	0.66	%(4)	0.61%	0.62%	0.59	%(5)	0.59	%(5)	0.61	%(5)
Ratio of net investment income to average net assets	4.34	%(4)	3.85%	4.69%	4.99%		5.16%		6.06%
Portfolio turnover rate	15	%(3)	26%	56%	66%		48%		92%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-SECTOR BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2022		For the Year Ended January 31,
	(Unaudited)		2022	2021	2020		2019		2018
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.60		$9.83	$10.42	$9.98		$10.65		$10.26
Income from investment operations
Net investment income(1)	0.17		0.33	0.39	0.46	(2)	0.48	(2)	0.58	(2)
Net realized and unrealized gain (loss) on investments	(0.94)		(0.23)	(0.59)	0.44		(0.72)		0.43
Total income (loss) from investment operations	(0.77)		0.10	(0.20)	0.90		(0.24)		1.01

Distributions
From net investment income	(0.19)		(0.33)	(0.39)	(0.46)		(0.43)		(0.62)
Total distributions	(0.19)		(0.33)	(0.39)	(0.46)		(0.43)		(0.62)
Net asset value, end of year/period	$8.64		$9.60	$9.83	$10.42		$9.98		$10.65

Total return (excludes sales charge)	(8.08	)%(3)	1.04%	(1.65)%	9.28%		(2.22)%		10.10%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$42,586		$55,430	$74,402	$91,242		$103,030		$145,651
Ratio of net expenses to average net assets	1.16	%(4)	1.11%	1.12%	1.09	%(5)	1.09	%(5)	1.11	%(5)
Ratio of net investment income to average net assets	3.84	%(4)	3.35%	4.17%	4.50%		4.66%		5.54%
Portfolio turnover rate	15	%(3)	26%	56%	66%		48%		92%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-SECTOR BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2022		For the Year Ended January 31,
	(Unaudited)		2022	2021	2020		2019		2018
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$8.97		$9.22	$9.80	$9.41		$10.08		$9.75
Income from investment operations
Net investment income(1)	0.14		0.26	0.32	0.38	(2)	0.40	(2)	0.50	(2)
Net realized and unrealized gain (loss) on investments	(0.88)		(0.22)	(0.55)	0.43		(0.68)		0.40
Total income (loss) from investment operations	(0.74)		0.04	(0.23)	0.81		(0.28)		0.90

Distributions
From net investment income	(0.17)		(0.29)	(0.35)	(0.42)		(0.39)		(0.57)
Total distributions	(0.17)		(0.29)	(0.35)	(0.42)		(0.39)		(0.57)
Net asset value, end of year/period	$8.06		$8.97	$9.22	$9.80		$9.41		$10.08

Total return	(8.33	)%(3)	0.43%	(2.12)%	8.81%		(2.81)%		9.53%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$160,521		$194,587	$222,020	$291,009		$288,428		$368,370
Ratio of net expenses to average net assets	1.66	%(4)	1.61%	1.62%	1.59	%(5)	1.59	%(5)	1.61	%(5)
Ratio of net investment income to average net assets	3.34	%(4)	2.85%	3.68%	3.99%		4.16%		5.04%
Portfolio turnover rate	15	%(3)	26%	56%	66%		48%		92%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-SECTOR BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C
	For the Six Months Ended July 31, 2022		For the Year Ended January 31,
	(Unaudited)		2022	2021	2020		2019		2018
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$8.78		$9.03	$9.61	$9.24		$9.90		$9.59
Income from investment operations
Net investment income(1)	0.14		0.26	0.32	0.37	(2)	0.40	(2)	0.50	(2)
Net realized and unrealized gain (loss) on investments	(0.86)		(0.22)	(0.55)	0.42		(0.67)		0.39
Total income (loss) from investment operations	(0.72)		0.04	(0.23)	0.79		(0.27)		0.89

Distributions
From net investment income	(0.17)		(0.29)	(0.35)	(0.42)		(0.39)		(0.58)
Total distributions	(0.17)		(0.29)	(0.35)	(0.42)		(0.39)		(0.58)
Net asset value, end of year/period	$7.89		$8.78	$9.03	$9.61		$9.24		$9.90

Total return (excludes sales charge)	(8.28	)%(3)	0.45%	(2.14)%	8.78%		(2.71)%		9.55%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$8,629		$12,400	$18,282	$25,342		$24,354		$19,099
Ratio of net expenses to average net assets	1.66	%(4)	1.61%	1.62%	1.59	%(5)	1.59	%(5)	1.61	%(5)
Ratio of net investment income to average net assets	3.34	%(4)	2.85%	3.68%	3.99%		4.16%		5.10%
Portfolio turnover rate	15	%(3)	26%	56%	66%		48%		92%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Yorktown Short Term Bond Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2022		For the Year Ended January 31,
	(Unaudited)		2022	2021	2020		2019		2018
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$4.18		$4.27	$4.25	$4.16		$4.22		$4.16
Income from investment operations
Net investment income(1)	0.03		0.06	0.08	0.12	(2)	0.12	(2)	0.15	(2)
Net realized and unrealized gain (loss) on investments	(0.17)		(0.09)	0.02 (3)	0.08		(0.07)		0.02
Total income (loss) from investment operations	(0.14)		(0.03)	0.10	0.20		0.05		0.17

Distributions
From net investment income	(0.03)		(0.06)	(0.08)	(0.11)		(0.11)		(0.11)
Total distributions	(0.03)		(0.06)	(0.08)	(0.11)		(0.11)		(0.11)
Net asset value, end of year/period	$4.01		$4.18	$4.27	$4.25		$4.16		$4.22

Total return	(3.25	)%(4)	(0.73)%	2.43%	5.00%		1.32%		4.18%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$136,046		$179,974	$207,543	$193,049		$179,638		$96,285
Ratio of expenses to average net assets before waivers or recoupments	0.92	%(5)	0.87%	0.88%	0.89	%(6)	0.90	%(6)	0.98	%(6)
Ratio of net expenses to average net assets	0.85	%(5)	0.85%	0.89%	0.89	%(6)	0.89	%(6)	0.93	%(6)
Ratio of net investment income to average net assets	1.56	%(5)	1.46%	2.00%	2.87%		2.89%		3.42%
Portfolio turnover rate	12	%(4)	41%	41%	62%		66%		36%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)

The amount shown for a share outstanding throughout the year does not accord with the change in aggregate gains and losses in the portfolio of securities during the year due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the year.

(4)	Not annualized.
(5)	Annualized.
(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2022		For the Year Ended January 31,
	(Unaudited)		2022	2021	2020		2019		2018
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$3.91		$4.00	$3.98	$3.90		$3.97		$3.92
Income from investment operations
Net investment income(1)	0.03		0.06	0.08	0.11	(2)	0.11	(2)	0.14	(2)
Net realized and unrealized gain (loss) on investments	(0.16)		(0.09)	0.02 (3)	0.08		(0.07)		0.02
Total income (loss) from investment operations	(0.13)		(0.03)	0.10	0.19		0.04		0.16

Distributions
From net investment income	(0.03)		(0.06)	(0.08)	(0.11)		(0.11)		(0.11)
Total distributions	(0.03)		(0.06)	(0.08)	(0.11)		(0.11)		(0.11)
Net asset value, end of year/period	$3.75		$3.91	$4.00	$3.98		$3.90		$3.97

Total return (excludes sales charge)	(3.22	)%(4)	(0.78)%	2.59%	5.07%		1.15%		4.18%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$10,576		$11,820	$12,176	$26,090		$21,891		$10,869
Ratio of expenses to average net assets before waivers or recoupments	0.92	%(5)	0.87%	0.88%	0.89	%(6)	0.90	%(6)	0.98	%(6)
Ratio of net expenses to average net assets	0.85	%(5)	0.85%	0.89%	0.89	%(6)	0.89	%(6)	0.93	%(6)
Ratio of net investment income to average net assets	1.56	%(5)	1.46%	2.06%	2.85%		2.90%		3.44%
Portfolio turnover rate	12	%(4)	41%	41%	62%		66%		36%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)

The amount shown for a share outstanding throughout the year does not accord with the change in aggregate gains and losses in the portfolio of securities during the year due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the year.

(4)	Not annualized.
(5)	Annualized.
(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2022		For the Year Ended January 31,
	(Unaudited)		2022	2021	2020		2019		2018
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$3.54		$3.63	$3.63	$3.56		$3.63		$3.60
Income from investment operations
Net investment income(1)	0.02		0.03	0.05	0.06	(2)	0.07	(2)	0.09	(2)
Net realized and unrealized gain (loss) on investments	(0.14)		(0.08)	—	0.09		(0.06)		0.02
Total income (loss) from investment operations	(0.12)		(0.05)	0.05	0.15		0.01		0.11

Distributions
From net investment income	(0.02)		(0.04)	(0.05)	(0.08)		(0.08)		(0.08)
Total distributions	(0.02)		(0.04)	(0.05)	(0.08)		(0.08)		(0.08)
Net asset value, end of year/period	$3.40		$3.54	$3.63	$3.63		$3.56		$3.63

Total return	(3.36	)%(3)	(1.48)%	1.55%	4.30%		0.29%		3.09%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$246,174		$355,628	$356,117	$341,987		$163,409		$120,009
Ratio of expenses to average net assets before waivers or recoupments	1.57	%(4)	1.52%	1.60%	1.89	%(5)	1.90	%(5)	1.98	%(5)
Ratio of net expenses to average net assets	1.50	%(4)	1.50%	1.61%	1.89	%(5)	1.89	%(5)	1.93	%(5)
Ratio of net investment income to average net assets	0.91	%(4)	0.81%	1.29%	1.81%		1.87%		2.41%
Portfolio turnover rate	12	%(3)	41%	41%	62%		66%		36%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Yorktown Master Allocation Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2022		For the Year Ended January 31,
	(Unaudited)		2022	2021	2020	2019	2018
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$22.92		$24.39	$20.96	$24.87	$32.21	$32.41
Income from investment operations
Net investment income (loss)(1),(2)	(0.16)		(0.18)	(0.23)	(0.18)	0.40	(0.04)
Net realized and unrealized gain (loss) on investments	(3.33)		(0.16)	4.65	2.33	(3.29)	5.80
Total income (loss) from investment operations	(3.49)		(0.34)	4.42	2.15	(2.89)	5.76

Distributions
From net investment income	—		—	—	(0.05)	(0.09)	(0.28)
From net realized gain on security transactions	—		(1.13)	(0.99)	(6.01)	(4.36)	(5.68)
Total distributions	—		(1.13)	(0.99)	(6.06)	(4.45)	(5.96)
Net asset value, end of year/period	$19.43		$22.92	$24.39	$20.96	$24.87	$32.21

Total return	(15.23	)%(3)	(1.95)%	21.31%	9.01%	(8.39)%	18.84%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$6,038		$7,521	$8,773	$8,455	$16,397	$2,716
Ratio of net expenses to average net assets(4)	1.60	%(5)	1.39%	1.55%	1.37%	1.06%	0.99%
Ratio of net investment income (loss) to average net assets	(1.58	)%(5)	(0.69)%	(1.08)%	(0.73)%	1.38%	(0.13)%
Portfolio turnover rate	—	%(3)	5%	4%	27%	24%	8%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2022		For the Year Ended January 31,
	(Unaudited)		2022	2021	2020	2019	2018
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$20.45		$21.92	$18.98	$23.06	$30.21	$30.74
Income from investment operations
Net investment income (loss)(1),(2)	(0.16)		(0.22)	(0.25)	(0.23)	0.14	(0.11)
Net realized and unrealized gain (loss) on investments	(2.98)		(0.12)	4.18	2.16	(2.92)	5.47
Total income (loss) from investment operations	(3.14)		(0.34)	3.93	1.93	(2.78)	5.36

Distributions
From net investment income	—		—	—	—	(0.01)	(0.21)
From net realized gain on security transactions	—		(1.13)	(0.99)	(6.01)	(4.36)	(5.68)
Total distributions	—		(1.13)	(0.99)	(6.01)	(4.37)	(5.89)
Net asset value, end of year/period	$17.31		$20.45	$21.92	$18.98	$23.06	$30.21

Total return (excludes sales charge)	(15.35	)%(3)	(2.17)%	20.95%	8.76%	(8.61)%	18.55%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$2,438		$2,544	$2,676	$2,650	$3,727	$6,141
Ratio of net expenses to average net assets(4)	1.85	%(5)	1.64%	1.80%	1.62%	1.31%	1.24%
Ratio of net investment income (loss) to average net assets	(1.84	)%(5)	(0.94)%	(1.33)%	(1.01)%	0.48%	(0.35)%
Portfolio turnover rate	—	%(3)	5%	4%	27%	24%	8%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2022		For the Year Ended January 31,
	(Unaudited)		2022	2021	2020	2019	2018
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$17.63		$19.18	$16.83	$21.24	$28.43	$29.28
Income from investment operations
Net investment loss(1),(2)	(0.20)		(0.34)	(0.35)	(0.38)	(0.19)	(0.34)
Net realized and unrealized gain (loss) on investments	(2.57)		(0.08)	3.69	1.98	(2.64)	5.18
Total income (loss) from investment operations	(2.77)		(0.42)	3.34	1.60	(2.83)	4.84

Distributions
From net investment income	—		—	—	—	—	(0.01)
From net realized gain on security transactions	—		(1.13)	(0.99)	(6.01)	(4.36)	(5.68)
Total distributions	—		(1.13)	(0.99)	(6.01)	(4.36)	(5.69)
Net asset value, end of year/period	$14.86		$17.63	$19.18	$16.83	$21.24	$28.43

Total return	(15.71	)%(3)	(2.91)%	20.11%	7.92%	(9.33)%	17.66%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$6,136		$5,903	$5,807	$5,601	$6,883	$19,856
Ratio of net expenses to average net assets(4)	2.60	%(5)	2.39%	2.55%	2.37%	2.06%	1.99%
Ratio of net investment loss to average net assets	(2.58	)%(5)	(1.69)%	(2.08)%	(1.82)%	(0.72)%	(1.11)%
Portfolio turnover rate	—	%(3)	5%	4%	27%	24%	8%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Yorktown Small Cap Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2022		For the Year Ended January 31,
	(Unaudited)		2022	2021	2020		2019		2018
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$16.88		$17.43	$12.23	$11.19		$11.48		$11.98
Income from investment operations
Net investment income (loss)(1)	0.03		(0.05)	— (2)	0.02	(3)	0.01	(3)	—	(2),(3)
Net realized and unrealized gain (loss) on investments	(1.85)		0.37	5.21	1.17		(0.20)		1.40
Total income (loss) from investment operations	(1.82)		0.32	5.21	1.19		(0.19)		1.40

Distributions
From net investment income	—		—	(0.01)	—		(0.02)		—
From net realized gain on security transactions	—		(0.87)	—	(0.15)		(0.08)		(1.90)
Total distributions	—		(0.87)	(0.01)	(0.15)		(0.10)		(1.90)
Net asset value, end of year/period	$15.06		$16.88	$17.43	$12.23		$11.19		$11.48

Total return	(10.78	)%(4)	1.34%	42.61%	10.69%		(1.59)%		12.71%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$35,079		$44,971	$45,375	$33,286		$25,741		$21,602
Ratio of expenses to average net assets before waivers	1.51	%(5)	1.38%	1.63%	1.55	%(6)	1.63	%(6)	1.96	%(6)
Ratio of net expenses to average net assets	1.17	%(5)	1.16%	1.15%	1.15	%(6)	1.15	%(6)	1.15	%(6)
Ratio of net investment income (loss) to average net assets	0.36	%(5)	(0.28)%	(0.03)%	0.13%		0.10%		(0.01)%
Portfolio turnover rate	56	%(4)	49%	50%	36%		42%		143%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Not annualized.
(5)	Annualized.
(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2022		For the Year Ended January 31,
	(Unaudited)		2022	2021	2020		2019		2018
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$16.67		$17.26	$12.13	$11.13		$11.43		$11.97
Income from investment operations
Net investment income (loss)(1)	0.01		(0.10)	(0.04)	(0.01	)(2)	0.02	(2)	(0.04	)(2)
Net realized and unrealized gain (loss) on investments	(1.83)		0.38	5.17	1.16		(0.23)		1.40
Total income (loss) from investment operations	(1.82)		0.28	5.13	1.15		(0.21)		1.36

Distributions
From net investment income	—		—	—	—		(0.01)		—
From net realized gain on security transactions	—		(0.87)	—	(0.15)		(0.08)		(1.90)
Total distributions	—		(0.87)	—	(0.15)		(0.09)		(1.90)
Net asset value, end of year/period	$14.85		$16.67	$17.26	$12.13		$11.13		$11.43

Total return (excludes sales charge)	(10.92	)%(3)	1.12%	42.29%	10.39%		(1.77)%		12.37%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$869		$944	$703	$343		$280		$35
Ratio of expenses to average net assets before waivers	1.76	%(4)	1.63%	1.88%	1.80	%(5)	1.88	%(5)	2.21	%(5)
Ratio of net expenses to average net assets	1.42	%(4)	1.41%	1.40%	1.40	%(5)	1.40	%(5)	1.40	%(5)
Ratio of net investment income (loss) to average net assets	0.14	%(4)	(0.53)%	(0.30)%	(0.10)%		0.20%		(0.35)%
Portfolio turnover rate	56	%(3)	49%	50%	36%		42%		143%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2022		For the Year Ended January 31,
	(Unaudited)		2022	2021	2020		2019		2018
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$15.94		$16.67	$11.81	$10.91		$11.28		$11.93
Income from investment operations
Net investment loss(1)	(0.04)		(0.22)	(0.13)	(0.10	)(2)	(0.10	)(2)	(0.13	)(2)
Net realized and unrealized gain (loss) on investments	(1.75)		0.36	4.99	1.15		(0.19)		1.38
Total income (loss) from investment operations	(1.79)		0.14	4.86	1.05		(0.29)		1.25

Distributions
From net realized gain on security transactions	—		(0.87)	—	(0.15)		(0.08)		(1.90)
Total distributions	—		(0.87)	—	(0.15)		(0.08)		(1.90)
Net asset value, end of year/period	$14.15		$15.94	$16.67	$11.81		$10.91		$11.28

Total return	(11.23	)%(3)	0.31%	41.15%	9.68%		(2.56)%		11.46%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$3,316		$3,220	$2,292	$1,128		$856		$485
Ratio of expenses to average net assets before waivers	2.51	%(4)	2.38%	2.63%	2.55	%(5)	2.63	%(5)	2.96	%(5)
Ratio of net expenses to average net assets	2.17	%(4)	2.16%	2.15%	2.15	%(5)	2.15	%(5)	2.15	%(5)
Ratio of net investment loss to average net assets	(0.61	)%(4)	(1.28)%	(1.05)%	(0.88)%		(0.87)%		(1.08)%
Portfolio turnover rate	56	%(3)	49%	50%	36%		42%		143%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Notes to the Financial Statements

July 31, 2022
(Information as of and for the six months ended July 31, 2022 is unaudited)

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the Yorktown Funds is a series of the Trust. The accompanying financial statements include the Growth Fund, Capital Appreciation Fund, Multi-Sector Bond Fund, Short Term Bond Fund, Master Allocation Fund and Small Cap Fund (collectively the “Funds”), each a diversified series of the Trust (except for the Master Allocation Fund which is non-diversified). Each Fund offers Class A, Class L and Institutional Class shares. In addition, the Multi-Sector Bond Fund also offers Class C shares.

The Growth Fund’s investment objective is growth of capital. The Capital Appreciation Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The Capital Appreciation Fund and Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, business development companies, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange-traded funds (“ETFs”) and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Multi-Sector Bond Fund’s investment objective is current income with limited credit risk. The Multi-Sector Bond Fund invests primarily in debt securities, including U.S. Government securities, corporate bonds and structured notes, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Short Term Bond Fund’s investment objective is to seek income consistent with the preservation of capital. Under normal circumstances, the Short Term Bond Fund invests at least 80% of its assets in fixed income securities that, in the opinion of Yorktown Management & Research Company, Inc., the Funds’ investment adviser (the “Adviser”), offer the opportunity for income consistent with preservation of capital. The Short Term Bond Fund’s portfolio will have an average aggregate maturity of not more than three years.

The Master Allocation Fund’s investment objective is long term capital appreciation and current income. Under normal conditions, the Adviser seeks to achieve the Master Allocation Fund’s investment objective by investing in a variety of equity and debt securities. The Adviser currently invests Master Allocation Fund assets in securities issued by other Underlying Funds managed by the Adviser, but reserves the

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

1.	Organization, continued

right to invest Master Allocation Fund assets in other equity and debt securities as it deems appropriate in seeking to achieve the Master Allocation Fund’s investment objective.

The Small Cap Fund’s investment objective is to seek to achieve long term capital appreciation. Under normal conditions, the Adviser and Sapphire Star Capital, LLC, the Small Cap Fund’s sub-adviser, seek to achieve the Small Cap Fund’s investment objective by investing at least 80% of its assets (plus the amount of any borrowings for investment purposes) in the common stock of U.S. small capitalized (“small cap”) value companies. The Small Cap Fund may also invest in securities issued by Underlying Funds, and Index Securities, including ETFs and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than ETFs) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day at the previous day’s closing price. ETFs are valued at the last sales price on the ETF’s primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and ask prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

●	Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

●

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2022, in valuing the Funds’ assets carried at fair value.

Growth Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$59,647,155	$484,232	$—	$60,131,387
Total	$59,647,155	$484,232	$—	$60,131,387

Capital Appreciation Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$14,583,917	$—	$—	$14,583,917
Total	$14,583,917	$—	$—	$14,583,917

Multi-Sector Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$75,488,673	$—	$75,488,673
Collateralized Loan Obligations	—	20,794,188	—	20,794,188
Corporate Bonds and Notes	—	220,540,382	—	220,540,382
Foreign Bonds	—	870,427	—	870,427
U.S. Government & Agencies	—	12,629,309	—	12,629,309
Total	$—	$330,322,979	$—	$330,322,979

Short Term Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$130,788,557	$—	$130,788,557
Collateralized Loan Obligations	—	26,914,971	—	26,914,971
Collateralized Mortgage Obligations	—	842,964	—	842,964
Corporate Bonds and Notes	—	213,866,589	—	213,866,589
U.S. Government & Agencies	—	17,823,332	—	17,823,332
Total	$—	$390,236,413	$—	$390,236,413

Master Allocation Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Open End Funds	$14,224,365	$—	$—	$14,224,365
Total	$14,224,365	$—	$—	$14,224,365

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Small Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$31,473,288	$—	$484,558	$31,957,846
Total	$31,473,288	$—	$484,558	$31,957,846

See schedule of investments for breakdown of sectors in which the Funds invest.

Following is a reconciliation of assets in which significant inputs (Level 3) were used in determining fair value for the Small Cap Fund:

Asset Category	Balance as of January 31, 2022	Realized gain (loss)	Purchases	Sales
Common Stock	$484,558	$—	$—	$—

Asset Category	Transfer in Level 3*	Transfer out Level 3*	Balance as of July 31, 2022
Common Stock	$—	$—	$484,558

*	The amount of transfers in and/or out are reflected at the reporting period end.

The following provides quantitative information about the Small Cap Fund’s significant Level 3 fair value measurements as of July 31, 2022:

	Quantitative Information about Significant Level 3 Fair Value Measurements
Asset Category	Fair Value as of July 31, 2022	Valuation Techniques	Unobservable Input(s)	Amount or Range	Weighted Average
Common Stock	$484,558	Market Approach	Transaction Price	$6.47	$6.47

The significant unobservable inputs that may be used in the fair value measurement of the Funds’ investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Security Transactions and Investment Income

Security transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

Dividends and Distributions

Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Repurchase Agreements

The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

The Funds currently offer Class A shares which include a front-end sales charge (load). The maximum front-end sales charge is 2.25% for the Short Term Bond Fund and 5.75% for the remaining Funds. Class A shares may be purchased without a front-end sales charge under certain circumstances. A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Class C shares made within 13 months from the date of purchase.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

3.	Principal Risks

In the normal course of business the Funds may trade securities, including structured notes, where the risk of potential loss exists due to such things as changes in the market (market risk), the size of the companies it invests in (small company risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Structured notes are hybrid securities that generally combine both debt and equity characteristics into a single note form. The risks of investing in structured notes include unfavorable price movements in the underlying security or index and the credit risk of the issuing financial institution. There may be no guarantee of interest payments or return of principal with structured notes, and structured notes may be less liquid than other investments held by a Fund.

Market Risks—The Funds’ investments in securities expose the Funds to various risks such as, but not limited to, interest rate and equity risks.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

3.	Principal Risks, continued

Interest rate risk is the risk that fixed income securities, as well as structured notes, will decline in value because of changes in interest rates. Generally, as interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The market value of equities, such as common stocks and preferred securities, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Small Company Risks—Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies. Small company stocks can be more volatile and may underperform the market or become out of favor with investors. Small company securities may be very sensitive to changing economic conditions and market downturns because the issuers may often have narrow markets, fewer product lines, and limited managerial and financial resources.

Credit and Counterparty Risks—The Funds will be exposed to credit risk due to the entities with whom they trade. A Fund could lose money if the issuer or guarantor of a fixed income security or structured note is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

3.	Principal Risks, continued

Sector Risk—If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2022, the Growth Fund and Capital Appreciation Fund had 28.98% and 27.99%, respectively, of their value of its net assets invested in stocks within the Technology sector.

4.	Investment Advisory and Accounting Services Agreements

The Adviser, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment adviser and manager. For its services, the Adviser receives a fee, calculated daily and payable monthly, at an annual rate as follows:

Growth Fund	1.00%
Capital Appreciation Fund	0.60%
Multi-Sector Bond Fund	0.40%
Short Term Bond Fund	0.70%
Master Allocation Fund	0.30%
Small Cap Fund	0.90%

In the interest of limiting expenses of the Funds, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Funds (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) so that the ratio of total annual operating expenses is limited as shown below:

	Class A	Class L	Class C	Institutional Class
Growth Fund	0.99%	1.99%		0.99%
Capital Appreciation Fund	1.24%	1.99%		0.99%
Short Term Bond Fund	0.84%	1.49%		0.84%
Small Cap Fund	1.40%	2.15%		1.15%

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements, continued

The Adviser is entitled to the reimbursement of fees waived or reimbursed subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the applicable Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. The expense limitation agreement may be terminated only by the Board of Trustees by providing 60 days’ notice, or if the Adviser ceases to serve as adviser to the Funds. Further, any recoupments will be subject to any lower expense limitations that have been later implemented by the Board of Trustees. During the six months ended July 31, 2022, the Adviser contractually waived fees and reimbursed expenses of $142,444, $64,944, $171,177 and $71,478 in the Growth Fund, Capital Appreciation Fund, Short Term Bond Fund and Small Cap Fund, respectively. As of July 31, 2022, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

	Amount	Recoupable through
Growth Fund	$254,354	January 31, 2025
	142,444	July 31, 2025

Capital Appreciation Fund	41,021	January 31, 2024
	99,458	January 31, 2025
	69,944	July 31, 2025

Short Term Bond Fund	92,315	January 31, 2025
	171,177	July 31, 2025

Small Cap Fund	63,889	January 31, 2023
	143,175	January 31, 2024
	114,894	January 31, 2025
	71,478	July 31, 2025

The Adviser has retained a sub-adviser to provide portfolio management and related services to the Small Cap Fund. The sub-adviser receives a fee from the Adviser (not the Small Cap Fund) for these services.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements, continued

Ultimus Fund Solutions, LLC (“Ultimus”) provides certain transfer agency, fund accounting, fund administration, and compliance support services for the aforementioned Funds. For the six months ended July 31, 2022, Ultimus received the following amounts for these services::

Growth Fund	$52,124
Capital Appreciation Fund	48,026
Multi-Sector Bond Fund	119,973
Short Term Bond Fund	70,192
Master Allocation Fund	48,323
Small Cap Fund	47,613

5.	Distribution Plan and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to Ultimus Fund Distributors, LLC, the Funds’ distributor. Class A shares of the Capital Appreciation Fund, Master Allocation Fund and Small Cap Fund pay a fee of 0.25% of each Class A shares’ average daily net assets for distribution fees. Class A shares of the Multi-Sector Bond Fund pay a fee of 0.50% of the Class A shares’ average daily net assets for distribution fees. Class L shares of each of the Funds, except Short Term Bond Fund, pay a fee of 1.00% of each Class L shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class L shares of the Short Term Bond Fund pay a fee of 0.65% (prior to April 1, 2020 fee was 1.00%) of Class L share’s average daily net assets. Class C shares of Multi-Sector Bond Fund pay a fee of 1.00% of Class C share’s average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees.

During the six months ended July 31, 2022, the distributor retained the following amounts in sales commissions from the sales of Class A shares of the Funds:

Growth Fund	$60
Capital Appreciation Fund	146
Multi-Sector Bond Fund	831
Short Term Bond Fund	101
Master Allocation Fund	4
Small Cap Fund	29

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

5.	Distribution Plan and Fees, continued

During the six months ended July 31, 2022, the distributor received the following amounts in contingent deferred sales charges related to redemptions of Class A and Class C shares of the Funds:

Multi-Sector Bond Fund, Class C	$230
Short Term Bond Fund, Class A	512

6.	Investment Activity

For the six months ended July 31, 2022, purchases and sales of investment securities, other than short-term investments and U.S. Government securities, were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Growth Fund	$11,578,642	$15,846,282	$—	$—
Capital Appreciation Fund	15,936,885	18,159,283	—	—
Multi-Sector Bond Fund	53,502,822	98,141,732	—	1,860,887
Short Term Bond Fund	49,563,631	174,848,660	3,053,287	10,662,383
Master Allocation Fund	1,350,000	—	—	—
Small Cap Fund	22,161,199	32,091,972	—	—

7.	Line of Credit

The Funds entered into a short-term credit agreement (“Line of Credit”) with Huntington National Bank (“Huntington”), expiring on May 26, 2023. Under the terms of the agreement, each of the Funds may borrow up to the lesser of 30% of a Fund’s daily market value or $25 million at an interest rate equal to the Term Secured Overnight Financing Rate plus 130 basis points. Prior to May 28, 2022, the interest rate was equal to the London Interbank Offered Rate plus 125 basis points. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Huntington receives an annual facility fee of 0.125% on $25 million as well as an additional annual fee of 0.125% on any unused portion of the credit facility, invoiced quarterly, for providing the Line of Credit. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 15% of a Fund’s total assets at the time when the borrowing is made. To the extent that the line of credit is utilized, it will be collateralized by securities in the Funds’ portfolios.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

7.	Line of Credit, continued

As of July 31, 2022, the Funds had no outstanding borrowings under this Line of Credit.

Fund	Average Daily Loan Balance(a)	Weighted Average Interest Rate(a)	Number of Days Outstanding(b)	Interest Expense Accrued	Maximum Loan Outstanding
Growth Fund	$58,004	1.75%	1	$3	$58,004
Multi-Sector Bond Fund	429,771	1.90%	35	794	1,202,343
Short Term Bond Fund	1,508,560	2.09%	58	5,081	9,026,583
Small Cap Fund	2,094,590	1.96%	5	569	4,427,910

(a)	Averages based on the number of days outstanding.

(b)	Number of Days Outstanding represents the total days during the six months ended July 31, 2022, that a Fund utilized the Line of Credit.

Interest expense amounts on the Statements of Operations also include overdraft fee amounts of $34, $38, $58, and $8 in the Growth Fund, Multi-Sector Bond Fund, Short Term Bond Fund and Small Cap Fund, respectively.

8.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes may differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

FASB Accounting Standard Codification “Accounting for Uncertainty in Income Taxes”, Topic 740 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ 2022 tax returns, in addition to the Funds’ previous three open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Commonwealth of Virginia; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

At July 31, 2022, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Growth Fund	Capital Appreciation Fund	Multi-Sector Bond Fund
Tax cost of investments	$44,883,400	$16,661,496	$362,957,651
Gross unrealized appreciation	17,274,653	992,306	891,551
Gross unrealized depreciation	(2,026,666)	(3,069,885)	(33,526,223)
Net unrealized appreciation/(depreciation) on investments	$15,247,987	$(2,077,579)	$(32,634,672)

	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund
Tax cost of investments	$409,339,327	$11,306,730	$25,656,909
Gross unrealized appreciation	85,211	3,341,239	6,606,536
Gross unrealized depreciation	(19,188,125)	(423,604)	(305,599)
Net unrealized appreciation/(depreciation) on investments	$(19,102,914)	$2,917,635	$6,300,937

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and wash sales.

As of January 31, 2022, the Funds’ most recent fiscal year end, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Growth Fund	Capital Appreciation Fund	Multi-Sector Bond Fund
Undistributed ordinary income	$—	$—	$1,294,611
Undistributed long-term capital gains	1,750,178	32,610	—
Accumulated earnings	1,750,178	32,610	1,294,611
Accumulated capital and other losses	(1,225,416)	(19,955)	(183,216,373)
Unrealized appreciation on investments	19,973,944	1,893,157	3,341,717
Unrealized depreciation on foreign currency	(585)	(107)
Total accumulated earnings/(deficit)	$20,498,121	$1,905,705	$(178,580,045)

	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund
Undistributed ordinary income	$672,799	$—	$—
Undistributed long-term capital gains	—	1,037,252	2,449,327
Accumulated earnings	672,799	1,037,252	2,449,327
Accumulated capital and other losses	(12,155,400)	(25,975)	(23,135)
Unrealized appreciation/(depreciation) on investments	(934,484)	5,345,057	8,659,903
Total accumulated earnings/(deficit)	$(12,417,085)	$6,356,334	$11,086,095

The tax character of distributions paid for the fiscal year ended January 31, 2022 were as follows:

	Growth Fund	Capital Appreciation Fund	Multi-Sector Bond Fund	Short Term Bond Fund
Distributions paid from:
Ordinary income	$1,663,547	$12,026	$15,462,032	$6,970,410
Long-term capital gains	9,906,011	—	—	—
Total distributions paid	$11,569,558	$12,029	$15,462,032	$6,970,410

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

	Master Allocation Fund	Small Cap Fund
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gains	832,232	2,737,925
Total distributions paid	$832,232	$2,737,925

At January 31, 2022, the Funds had accumulated capital loss carryforwards as follows:

Not Subject to Expiration
	Short-Term	Long-Term	Total
Growth Fund	$—	$—	$—
Capital Appreciation Fund	—	—	—
Multi-Sector Bond Fund	84,350,865	98,865,508	183,216,373
Short Term Bond Fund	6,645,403	5,509,997	12,155,400
Master Allocation Fund	—	—	—
Small Cap Fund	—	—	—

At January 31, 2022, the Capital Appreciation Fund, Multi-Sector Bond Fund, Short Term Bond Fund and Small Cap Fund utilized capital loss carryforwards of $175,297, $4,588,006, $878,748 and $1,995,446, respectively.

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations.

Under current tax law, net investment losses after December 31 and capital losses realized after October 31 of the Funds fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. As of January 31, 2022, the following Funds had Qualified Late Year Ordinary Losses:

Growth Fund	$88,295
Capital Appreciation Fund	19,955
Multi-Sector Bond Fund	—
Short Term Bond Fund	—
Master Allocation Fund	25,975
Small Cap Fund	23,135

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of January 31, 2022, the following Funds had Post-October capital losses of:

Growth Fund	$1,137,121
Capital Appreciation Fund	—
Multi-Sector Bond Fund	—
Short Term Bond Fund	—
Master Allocation Fund	—
Small Cap Fund	—

9.	Transactions with Affiliates

The Master Allocation Fund invests in other mutual funds which are managed by the Adviser. Transactions with affiliates during the six months ended July 31, 2022 were as follows:

Affiliated Fund Name	Value on January 31, 2022	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)
Growth Fund	$5,279,326	$300,000	$—	$—
Capital Appreciation Fund	5,515,025	450,000	—	—
Small Cap Fund	4,507,436	600,000	—	—
Total	$15,301,787	$1,350,000	$—	$—

Affiliated Fund Name	Change in Unrealized Appreciation / (Depreciation)	Value on July 31, 2022	Shares Held on July 31, 2022	Dividend Income	Long-Term Capital Gain Distributions
Growth Fund	$(590,486)	$4,988,840	312,388	$—	$—
Capital Appreciation Fund	(1,321,392)	4,643,633	185,745	—	—
Small Cap Fund	(515,544)	4,591,892	304,907	—	—
Total	$(2,427,422)	$14,224,365	803,040	$—	$—

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund under Section 2(a)(9) of the 1940 Act. At July 31, 2022, the Master Allocation Fund, as record shareholder, owned 27% of the outstanding shares of the Capital Appreciation Fund.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

10.	Subsequent Event

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Expense Examples (Unaudited)

Yorktown Funds

As a shareholder in a Yorktown Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2022 to July 31, 2022.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value, July 31, 2022	Expenses Paid During the Period (a)	Annualized Expense Ratio
Growth Fund
Institutional Class
Actual	$ 1,000.00	$ 891.20	$ 4.69	1.00%
Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01	1.00%
Class A
Actual	1,000.00	891.00	4.69	1.00%
Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01	1.00%
Class L
Actual	1,000.00	886.70	9.36	2.00%
Hypothetical (5% return before expenses)	1,000.00	1,014.88	9.99	2.00%

Capital Appreciation Fund
Institutional Class
Actual	1,000.00	774.20	4.49	1.02%
Hypothetical (5% return before expenses)	1,000.00	1,019.74	5.11	1.02%
Class A
Actual	1,000.00	773.10	5.58	1.27%
Hypothetical (5% return before expenses)	1,000.00	1,018.50	6.36	1.27%
Class L
Actual	1,000.00	770.20	8.87	2.02%
Hypothetical (5% return before expenses)	1,000.00	1,014.78	10.09	2.02%

Multi-Sector Bond Fund
Institutional Class
Actual	1,000.00	922.00	3.15	0.66%
Hypothetical (5% return before expenses)	1,000.00	1,021.52	3.31	0.66%
Class A
Actual	1,000.00	919.20	5.52	1.16%
Hypothetical (5% return before expenses)	1,000.00	1,019.04	5.81	1.16%
Class L
Actual	1,000.00	916.70	7.89	1.66%
Hypothetical (5% return before expenses)	1,000.00	1,016.56	8.30	1.66%
Class C
Actual	1,000.00	917.20	7.89	1.66%
Hypothetical (5% return before expenses)	1,000.00	1,016.56	8.30	1.66%

Short Term Bond Fund
Institutional Class
Actual	1,000.00	967.50	4.15	0.85%
Hypothetical (5% return before expenses)	1,000.00	1,020.58	4.26	0.85%
Class A
Actual	1,000.00	967.80	4.15	0.85%
Hypothetical (5% return before expenses)	1,000.00	1,020.58	4.26	0.85%
Class L
Actual	1,000.00	966.40	7.31	1.50%
Hypothetical (5% return before expenses)	1,000.00	1,017.36	7.50	1.50%

	Beginning Account Value	Ending Account Value, July 31, 2022	Expenses Paid During the Period (a)	Annualized Expense Ratio
Master Allocation Fund
Institutional Class
Actual	$ 1,000.00	$ 847.70	$ 7.33	1.60%
Hypothetical (5% return before expenses)	1,000.00	1,016.86	8.00	1.60%
Class A
Actual	1,000.00	846.50	8.47	1.85%
Hypothetical (5% return before expenses)	1,000.00	1,015.62	9.25	1.85%
Class L
Actual	1,000.00	842.90	11.88	2.60%
Hypothetical (5% return before expenses)	1,000.00	1,011.90	12.97	2.60%

Small Cap Fund
Institutional Class
Actual	1,000.00	892.20	5.49	1.17%
Hypothetical (5% return before expenses)	1,000.00	1,018.99	5.86	1.17%
Class A
Actual	1,000.00	890.80	6.66	1.42%
Hypothetical (5% return before expenses)	1,000.00	1,017.75	7.10	1.42%
Class L
Actual	1,000.00	887.70	10.16	2.17%
Hypothetical (5% return before expenses)	1,000.00	1,014.03	10.84	2.17%

(a)

The dollar amounts shown as “Expenses Paid” are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) and divided by 365 (to reflect the one-half year period).

Liquidity Risk Management Program (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees approved the appointment of a Liquidity Program Administrator (LPA) comprised of the Trust’s Liquidity Risk Management Program Committee, which includes representatives from the Funds’ investment adviser and liquidity consultant. The LPA is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The LPA updated its assessment of each Fund’s liquidity risk profile, considering additional data gathered in the 12 months ended November 30, 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception on December 1, 2018 (the “Review Period”) in order to prepare a written report for the Board of Trustees (the “Report”) for consideration at its meeting held on June 15, 2022.

During the Review Period, none of the Funds experienced unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. None of the Funds had a significant amount of illiquid investments and none required a determination as to a highly liquid investment minimum. The Report concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Other Information (Unaudited)

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov or on the Funds’ website at http://www.yorktownfunds.com.

Board Approval of Investment Advisory & Sub Advisory Agreements (Unaudited)

Yorktown Management & Research Company, Inc. (“Yorktown”)

The renewal of the investment advisory agreement (the “IA Agreement”) between the Trust and Yorktown on behalf of the Yorktown Growth Fund, Yorktown Capital Appreciation Fund, Yorktown Multi-Sector Bond Fund, Yorktown Short Term Bond Fund, Yorktown Master Allocation Fund and Yorktown Small Cap Fund (each a “Fund” and together the “Funds”), was approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on March 28, 2022. The Trust’s Board considered the factors generally described below prior to approving the Agreement.

Fund legal counsel first reviewed the Trustees duties and responsibilities in approving and/or renewing advisory agreements. Counsel drew the Board’s attention to a letter sent by his firm on behalf of the Trustees to the Adviser seeking certain information as required under Section 15(c) of the Investment Company Act, and generally reviewed the Adviser’s response to the letter, copies of which were included in the Board’s book of materials.

Counsel then guided the Board through each of the five considerations a board must review in renewing an investment advisory agreement: (1) the nature, extent, and quality of the services to be provided by the investment adviser; (2) the investment performance of the fund and the investment adviser; (3) the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale for the benefit of fund investors.

In addition to the five factors discussed above, and to further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board had requested and received the following information: The information request letter from legal counsel and the Adviser’s responses to the letter; the Adviser’s latest Form ADV, and the Adviser’s financial statements, which were discussed by D.D. Basten. In addition, the Board received a description of the compensation received by the Adviser from the Funds both in the aggregate and in relation to fees charged by other advisers to similar funds, profitability information and information relating to the Adviser’s policies and procedures regarding best execution, trade allocation, and soft dollar arrangements. Further, the Board received a variety of materials providing comparative data relating to the Funds and the services provided to the Funds by the Adviser. The materials prepared by the Adviser were provided to the Trustees in advance of the meeting.

The Board then discussed the nature, extent and quality of the Adviser’s services to the Funds. In particular, the Board noted with approval the Adviser’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent investment management to the Funds, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board noted that it reviewed, on a quarterly basis, performance and management reports relating to the Funds, and those prior reviews were incorporated into the Board’s current considerations. The Board further noted that the Adviser also had assumed the obligation to provide certain operational services to the Funds. The Board discussed the operations of the Funds and agreed, with the Independent Trustees separately concurring, that the Funds had received adequate and appropriate investment management, compliance and operational services. The Board then discussed and noted with approval the personnel enhancements made by the Adviser during the year.

The Board also reviewed information relating to the average overall expense ratios of competing funds versus the overall expense ratios of the Funds. After full review of the materials presented, the related discussions, and careful consideration, the Independent Trustees agreed that the fees charged by the Adviser under the IA Agreement appeared to be fair and reasonable at the present time in light of the services provided to the Funds and that breakpoints were not needed given the current asset levels of the Funds.

The Board next considered the investment performance of each Fund and the Adviser’s performance. The Board generally approved of each Fund’s performance. Further, the Board noted with approval that the Adviser did not succumb to “style drift” in its management of each Fund’s assets, and that each Fund was committed to maintaining its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval the Adviser’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that because the Adviser’s business was currently devoted exclusively to serving the Funds, the Adviser did not appear to realize any extraordinary ancillary benefits or profits deriving from its relationship with the Funds.

The Board also reviewed information relating to the average overall expense ratios of competing funds versus the overall expense ratios of the Funds. The Board noted with approval that the overall expense ratios of the Funds appeared to be in line with the average of peers.

The Independent Trustees then met separately with Fund counsel and the Chief Compliance Officer to discuss the IA Agreements. At the end of their discussion, the Independent Trustees recalled the Interested Trustees and announced that they were prepared to vote on the Agreement.

After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the IA Agreement would be in the best interests of each Fund’s shareholders. In approving the IA Agreement, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

The Board next considered the renewal of the sub-investment advisory agreement between Yorktown and Sapphire Star Capital (“SSC”) on behalf of the Yorktown Small Cap Fund.

Mr. D.D. Basten drew the Board’s attention to the separate board materials relating to the renewal and provided by SSC.

Mr. Mahaffey informed the Trustees that the duties and responsibilities in renewing a sub-advisory agreement were essentially the same as in renewing the advisory agreement with Yorktown. Mr. A. Basten then generally reviewed the materials provided by SSC, copies of which were included in the Board’s book of materials.

The Board then discussed the nature, extent and quality of SSC’s services to the Small Cap Fund. In particular, the Board noted with approval SSC’s commitment to providing comprehensive and consistent investment management to the Fund, and its efforts to maintain ongoing regulatory compliance for the Fund. The Board noted that it reviewed, on a quarterly basis, performance and management reports relating to the Fund, and those prior reviews were incorporated into the Board’s current considerations. The Board discussed the operations of the Fund and agreed with the Independent Trustees separately concurring that the Fund had received adequate and appropriate investment management and compliance services.

The Board discussed SSC’s current fee structure. The Board also reviewed the fees charged by SSC in light of the fees charged to other similar funds. After full review of the materials presented, the related discussions, and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Yorktown under the IA Agreement appeared to be fair and reasonable at the present time in light of the services provided to the Fund, and the fees paid to SSC from those fees appeared to be fair and reasonable.

The Board next considered the investment performance of the Fund and SSC’s performance. Messrs. D.D. Basten addressed the performance of the Fund and gave his views as to the reasons behind the Fund’s performance.

After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the Sub-Advisory Agreement would be in the best interests of the Small Cap Fund’s shareholders. In approving the Sub-Advisory Agreement, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Sub-Advisory Agreement renewal.

Privacy Notice

FACTS	WHAT DOES AMERICAN PENSION INVESTORS TRUST (“YORKTOWN FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?

The types of information we collect and share depend on the product or service you have with us. This information can include your:

● Social Security Number

● Assets

● Retirement Assets

● Transaction History

● Checking Account History

● Purchase History

● Account Balances

● Account Transactions

● Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Yorktown Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does Yorktown Funds share?	Can you limit this sharing?
For our everyday business purposes — Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes — to offer our products and services to you.	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 888-933-8274

Who we are
Who is providing this Notice?	Yorktown Funds Yorktown Management & Research Company, Inc.
What we do
How does Yorktown Funds protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse or your nonpublic personal information.

How does Yorktown Funds collect your personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tell us who receives the money

● Show your government-issued ID

● Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

● Sharing for affiliates’ everyday business purposes-information about your creditworthiness.

● Affiliates from using your information to market to you.

● Sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Yorktown Management & Research, Inc., is an affiliate of Yorktown Funds.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Yorktown Funds do not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. ● Yorktown Funds do not jointly market.

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

SHAREHOLDER SERVICES

Yorktown Funds

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, Ohio 45246-0707

(888) 933-8274

For Overnight Deliveries:

Yorktown Funds

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

EXECUTIVE OFFICES

Yorktown Funds

106 Annjo Court, Suite A

Forest, Virginia 24551

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 3rd Floor

Philadelphia, PA 19103

This report is submitted for the general
information of the shareholders of the Trust.
The report is not authorized for distribution to
prospective investors in the Trust unless preceded
or accompanied by an effective Prospectus.

www.yorktownfunds.com

Yorktown-SAR-22

(b) Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

Not applicable. This schedule is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13.	Exhibits

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as an exhibit.

(a)(3)	Not applicable to Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto as an exhibit. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date: October 3, 2022	/s/ David D. Basten
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 3, 2022	/s/ David D. Basten
David D. Basten
President

Date: October 3, 2022	/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer